UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02402
JOHN HANCOCK SOVEREIGN BOND FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended November 30, 2025:
  John Hancock Bond Fund

John Hancock Bond Fund
Class A/JHNBX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class A/JHNBX)	$39	0.76%
Fund Statistics
Fund net assets	$27,153,459,241
Total number of portfolio holdings	1,172
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.6%
U.S. Government	15.0%
Asset-backed securities	5.7%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025997

21SA-A

11/25

1/26

John Hancock Bond Fund

John Hancock Bond Fund
Class C/JHCBX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class C/JHCBX)	$75	1.46%
Fund Statistics
Fund net assets	$27,153,459,241
Total number of portfolio holdings	1,172
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.6%
U.S. Government	15.0%
Asset-backed securities	5.7%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025997

21SA-C

11/25

1/26

John Hancock Bond Fund

John Hancock Bond Fund
Class I/JHBIX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class I/JHBIX)	$24	0.46%
Fund Statistics
Fund net assets	$27,153,459,241
Total number of portfolio holdings	1,172
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.6%
U.S. Government	15.0%
Asset-backed securities	5.7%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025997

21SA-I

11/25

1/26

John Hancock Bond Fund

John Hancock Bond Fund
Class NAV
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class NAV)	$18	0.35%
Fund Statistics
Fund net assets	$27,153,459,241
Total number of portfolio holdings	1,172
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.6%
U.S. Government	15.0%
Asset-backed securities	5.7%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025997

21SA-NAV

11/25

1/26

John Hancock Bond Fund

John Hancock Bond Fund
Class R2/JHRBX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R2/JHRBX)	$44	0.85%
Fund Statistics
Fund net assets	$27,153,459,241
Total number of portfolio holdings	1,172
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.6%
U.S. Government	15.0%
Asset-backed securities	5.7%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025997

21SA-R2

11/25

1/26

John Hancock Bond Fund

John Hancock Bond Fund
Class R4/JBFRX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R4/JBFRX)	$31	0.60%
Fund Statistics
Fund net assets	$27,153,459,241
Total number of portfolio holdings	1,172
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.6%
U.S. Government	15.0%
Asset-backed securities	5.7%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025997

21SA-R4

11/25

1/26

John Hancock Bond Fund

John Hancock Bond Fund
Class R6/JHBSX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R6/JHBSX)	$18	0.35%
Fund Statistics
Fund net assets	$27,153,459,241
Total number of portfolio holdings	1,172
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.6%
U.S. Government	15.0%
Asset-backed securities	5.7%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Term loans	0.3%
Preferred securities	0.1%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025997

21SA-R6

11/25

1/26

John Hancock Bond Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2025 for the following fund:

  John Hancock Bond Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Bond Fund
Fixed income
November 30, 2025

John Hancock
Bond Fund

2	Fund’s investments
40	Financial statements
44	Financial highlights
51	Notes to financial statements
61	Shareholder meeting
62	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK BOND FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 51.6%				$13,999,289,268
(Cost $14,059,688,277)
U.S. Government 15.0%				4,074,511,236
U.S. Treasury
Bond	1.375	08-15-50	699,187,000	355,629,449
Bond	1.625	11-15-50	416,042,000	225,865,299
Bond	2.000	02-15-50	444,011,000	268,487,902
Bond	3.375	11-15-48	155,041,000	125,837,573
Bond	4.000	11-15-42	45,277,000	42,314,540
Bond	4.625	11-15-44	159,844,000	159,906,438
Bond	4.750	11-15-43	286,320,000	292,202,983
Bond	4.750	08-15-55	841,702,000	852,223,275
Bond	4.875	08-15-45	400,119,000	412,622,719
Note	3.625	10-31-30	275,592,000	275,828,838
Note	3.750	10-31-32	76,442,000	76,262,839
Note	4.000	11-15-35	419,763,000	419,107,121
Note	4.250	06-30-31	552,028,000	568,222,260
U.S. Government Agency 36.6%				9,924,778,032
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	44,955,377	41,792,937
15 Yr Pass Thru	4.500	11-01-37	12,894,091	12,944,380
15 Yr Pass Thru	4.500	12-01-37	8,378,341	8,411,017
15 Yr Pass Thru	4.500	01-01-38	8,795,520	8,824,327
15 Yr Pass Thru	4.500	02-01-38	27,675,530	27,766,170
30 Yr Pass Thru	2.000	09-01-50	100,595,515	83,647,706
30 Yr Pass Thru	2.000	03-01-52	53,645,240	44,422,963
30 Yr Pass Thru	2.500	09-01-50	22,668,252	19,632,538
30 Yr Pass Thru	2.500	08-01-51	51,125,585	44,374,748
30 Yr Pass Thru	2.500	11-01-51	38,508,664	33,363,648
30 Yr Pass Thru	2.500	12-01-51	12,170,469	10,498,773
30 Yr Pass Thru	3.000	03-01-43	2,368,463	2,209,068
30 Yr Pass Thru	3.000	12-01-45	8,034,257	7,394,921
30 Yr Pass Thru	3.000	05-01-46	1,564,249	1,441,656
30 Yr Pass Thru	3.000	10-01-46	3,319,206	3,048,701
30 Yr Pass Thru	3.000	10-01-46	2,518,489	2,320,323
30 Yr Pass Thru	3.000	10-01-46	4,812,921	4,411,659
30 Yr Pass Thru	3.000	10-01-46	35,626,921	32,734,575
30 Yr Pass Thru	3.000	12-01-46	27,476,036	25,176,723
30 Yr Pass Thru	3.000	12-01-46	6,484,485	5,974,258
30 Yr Pass Thru	3.000	04-01-47	18,556,931	17,004,008
30 Yr Pass Thru	3.000	09-01-49	9,634,278	8,724,520
30 Yr Pass Thru	3.000	10-01-49	12,056,410	10,929,235
30 Yr Pass Thru	3.000	12-01-49	11,630,302	10,473,909
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	01-01-50	10,039,080	$9,091,097
30 Yr Pass Thru	3.000	02-01-50	6,246,044	5,656,234
30 Yr Pass Thru	3.000	11-01-50	12,454,111	11,215,808
30 Yr Pass Thru	3.000	06-01-51	61,716,159	55,714,768
30 Yr Pass Thru	3.000	02-01-52	45,406,733	40,821,026
30 Yr Pass Thru	3.000	06-01-52	53,629,041	48,263,225
30 Yr Pass Thru	3.000	08-01-52	62,514,542	56,455,051
30 Yr Pass Thru	3.500	06-01-42	1,706,626	1,633,006
30 Yr Pass Thru	3.500	04-01-44	2,601,634	2,485,069
30 Yr Pass Thru	3.500	05-01-45	4,354,586	4,119,352
30 Yr Pass Thru	3.500	08-01-46	26,068,974	24,699,774
30 Yr Pass Thru	3.500	09-01-46	5,628,725	5,319,020
30 Yr Pass Thru	3.500	10-01-46	984,510	933,725
30 Yr Pass Thru	3.500	10-01-46	10,415,439	9,725,185
30 Yr Pass Thru	3.500	11-01-46	3,084,938	2,912,306
30 Yr Pass Thru	3.500	11-01-46	3,585,746	3,387,330
30 Yr Pass Thru	3.500	12-01-46	4,627,227	4,374,073
30 Yr Pass Thru	3.500	01-01-47	3,202,683	3,033,470
30 Yr Pass Thru	3.500	02-01-47	4,153,323	3,939,075
30 Yr Pass Thru	3.500	04-01-47	5,771,364	5,466,435
30 Yr Pass Thru	3.500	08-01-47	30,352,399	28,260,190
30 Yr Pass Thru	3.500	09-01-47	15,640,427	14,770,081
30 Yr Pass Thru	3.500	12-01-49	21,048,690	19,551,747
30 Yr Pass Thru	3.500	03-01-52	21,221,030	19,824,568
30 Yr Pass Thru	3.500	03-01-52	35,476,766	33,031,331
30 Yr Pass Thru	3.500	03-01-52	29,882,960	27,907,156
30 Yr Pass Thru	3.500	04-01-52	71,229,871	66,520,288
30 Yr Pass Thru	3.500	07-01-52	20,567,050	19,155,779
30 Yr Pass Thru	3.500	07-01-52	39,548,585	36,847,195
30 Yr Pass Thru	3.500	07-01-52	29,883,083	27,832,563
30 Yr Pass Thru	3.500	09-01-52	75,187,661	70,051,923
30 Yr Pass Thru	3.500	11-01-52	73,067,915	68,487,975
30 Yr Pass Thru	4.000	01-01-41	3,799,249	3,744,137
30 Yr Pass Thru	4.000	03-01-42	2,094,732	2,059,502
30 Yr Pass Thru	4.000	11-01-43	1,876,650	1,835,970
30 Yr Pass Thru	4.000	01-01-47	4,287,413	4,196,695
30 Yr Pass Thru	4.000	03-01-47	12,505,724	12,178,586
30 Yr Pass Thru	4.000	04-01-47	4,669,607	4,563,506
30 Yr Pass Thru	4.000	05-01-47	4,220,048	4,124,161
30 Yr Pass Thru	4.000	10-01-47	6,232,052	6,076,817
30 Yr Pass Thru	4.000	03-01-48	1,650,159	1,605,961
30 Yr Pass Thru	4.000	07-01-48	12,406,708	12,089,914
30 Yr Pass Thru	4.000	08-01-48	6,140,272	5,960,459
30 Yr Pass Thru	4.000	08-01-49	64,618,261	62,148,648
3	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-52	2,042,895	$1,973,757
30 Yr Pass Thru	4.000	05-01-52	104,589,540	100,363,495
30 Yr Pass Thru	4.000	06-01-52	67,793,514	65,054,250
30 Yr Pass Thru	4.000	06-01-52	58,155,180	55,914,403
30 Yr Pass Thru	4.000	08-01-52	28,254,507	27,165,833
30 Yr Pass Thru	4.000	08-01-52	33,262,392	31,918,391
30 Yr Pass Thru	4.000	08-01-52	62,674,203	60,220,132
30 Yr Pass Thru	4.000	08-01-52	17,764,403	17,046,614
30 Yr Pass Thru	4.000	10-01-52	63,504,270	61,315,373
30 Yr Pass Thru	4.000	02-01-53	11,207,891	10,797,055
30 Yr Pass Thru	4.000	04-01-53	20,221,228	19,448,403
30 Yr Pass Thru	4.000	04-01-53	22,219,099	21,349,088
30 Yr Pass Thru	4.000	06-01-53	51,998,165	49,929,626
30 Yr Pass Thru	4.000	01-01-54	34,145,744	32,734,039
30 Yr Pass Thru	4.500	06-01-52	20,538,414	20,326,026
30 Yr Pass Thru	4.500	07-01-52	18,352,905	18,151,647
30 Yr Pass Thru	4.500	08-01-52	10,352,325	10,248,507
30 Yr Pass Thru	4.500	08-01-52	51,821,089	51,285,207
30 Yr Pass Thru	4.500	08-01-52	43,811,637	43,358,581
30 Yr Pass Thru	4.500	08-01-52	27,513,584	27,091,498
30 Yr Pass Thru	4.500	09-01-52	27,636,011	27,324,318
30 Yr Pass Thru	4.500	09-01-52	30,715,920	30,407,886
30 Yr Pass Thru	4.500	10-01-52	32,003,348	31,732,408
30 Yr Pass Thru	4.500	10-01-52	28,033,632	27,717,454
30 Yr Pass Thru	4.500	10-01-52	30,802,859	30,493,952
30 Yr Pass Thru	4.500	12-01-52	19,725,903	19,503,425
30 Yr Pass Thru	4.500	12-01-52	75,612,458	74,995,952
30 Yr Pass Thru	4.500	03-01-53	45,537,665	44,839,072
30 Yr Pass Thru	4.500	04-01-53	18,583,274	18,385,297
30 Yr Pass Thru	4.500	08-01-53	58,058,289	57,439,765
30 Yr Pass Thru	4.500	08-01-53	13,507,649	13,359,524
30 Yr Pass Thru	4.500	02-01-54	33,042,417	32,669,748
30 Yr Pass Thru	5.000	08-01-52	31,965,914	32,327,589
30 Yr Pass Thru	5.000	08-01-52	29,215,626	29,372,715
30 Yr Pass Thru	5.000	08-01-52	34,773,184	35,112,289
30 Yr Pass Thru	5.000	10-01-52	43,726,119	44,166,196
30 Yr Pass Thru	5.000	10-01-52	32,481,293	32,655,942
30 Yr Pass Thru	5.000	10-01-52	23,117,824	23,386,613
30 Yr Pass Thru	5.000	11-01-52	8,901,062	8,948,922
30 Yr Pass Thru	5.000	12-01-52	3,873,850	3,894,679
30 Yr Pass Thru	5.000	12-01-52	26,301,685	26,591,053
30 Yr Pass Thru	5.000	01-01-53	52,749,086	53,065,680
30 Yr Pass Thru	5.000	01-01-53	32,346,910	32,702,787
30 Yr Pass Thru	5.000	03-01-53	38,660,363	39,049,456
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-53	34,687,259	$34,982,167
30 Yr Pass Thru	5.000	06-01-53	52,645,035	53,092,618
30 Yr Pass Thru	5.000	06-01-53	36,271,702	36,444,061
30 Yr Pass Thru	5.000	07-01-53	9,576,962	9,638,483
30 Yr Pass Thru	5.000	07-01-53	39,937,566	40,264,631
30 Yr Pass Thru	5.000	08-01-53	68,255,767	68,836,071
30 Yr Pass Thru	5.000	08-01-53	50,224,577	50,651,582
30 Yr Pass Thru	5.000	08-01-53	44,038,308	44,412,717
30 Yr Pass Thru	5.000	12-01-54	37,829,325	38,127,303
30 Yr Pass Thru	5.500	11-01-39	1,548,926	1,615,355
30 Yr Pass Thru	5.500	06-01-53	33,060,118	33,923,930
30 Yr Pass Thru	5.500	07-01-53	38,812,822	39,826,942
30 Yr Pass Thru	5.500	09-01-53	25,033,236	25,687,317
30 Yr Pass Thru	5.500	09-01-53	38,186,107	39,183,852
30 Yr Pass Thru	5.500	12-01-53	11,941,834	12,157,277
30 Yr Pass Thru	5.500	04-01-54	28,558,645	29,331,613
30 Yr Pass Thru	5.500	01-01-55	59,845,915	61,110,369
30 Yr Pass Thru	5.500	01-01-55	20,787,782	21,402,394
30 Yr Pass Thru	5.500	02-01-55	20,183,243	20,716,908
30 Yr Pass Thru	5.500	02-01-55	46,037,330	47,125,123
30 Yr Pass Thru	5.500	05-01-55	68,011,740	69,703,771
30 Yr Pass Thru	5.500	09-01-55	49,496,585	50,434,099
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	45,992,135	42,756,763
15 Yr Pass Thru	2.000	03-01-38	67,883,068	63,128,965
15 Yr Pass Thru	2.500	01-01-36	44,251,653	42,316,259
15 Yr Pass Thru	4.500	11-01-37	24,344,390	24,462,158
15 Yr Pass Thru	4.500	11-01-37	15,701,749	15,762,987
15 Yr Pass Thru	4.500	02-01-38	23,965,819	24,044,310
30 Yr Pass Thru	2.000	09-01-50	16,338,391	13,585,784
30 Yr Pass Thru	2.000	02-01-51	52,646,441	43,217,474
30 Yr Pass Thru	2.000	07-01-51	79,075,294	64,962,347
30 Yr Pass Thru	2.000	07-01-51	98,281,570	80,740,787
30 Yr Pass Thru	2.500	08-01-50	20,676,492	17,972,127
30 Yr Pass Thru	2.500	08-01-50	23,308,928	20,274,824
30 Yr Pass Thru	2.500	09-01-50	95,616,518	83,170,192
30 Yr Pass Thru	2.500	09-01-50	9,313,005	8,103,649
30 Yr Pass Thru	2.500	09-01-50	51,400,888	44,677,950
30 Yr Pass Thru	2.500	07-01-51	77,593,521	66,959,779
30 Yr Pass Thru	2.500	08-01-51	4,448,898	3,858,667
30 Yr Pass Thru	2.500	08-01-51	33,564,694	29,080,226
30 Yr Pass Thru	2.500	10-01-51	18,318,321	15,870,871
30 Yr Pass Thru	2.500	11-01-51	37,387,328	32,473,916
30 Yr Pass Thru	2.500	11-01-51	36,198,033	31,248,614
5	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	01-01-52	42,062,837	$36,350,948
30 Yr Pass Thru	2.500	02-01-52	108,185,381	93,595,858
30 Yr Pass Thru	2.500	03-01-52	897,431	775,004
30 Yr Pass Thru	3.000	07-01-42	1,492,165	1,390,897
30 Yr Pass Thru	3.000	10-01-42	2,435,913	2,258,306
30 Yr Pass Thru	3.000	10-01-42	1,424,317	1,318,454
30 Yr Pass Thru	3.000	04-01-43	1,198,688	1,109,173
30 Yr Pass Thru	3.000	12-01-45	13,063,771	11,955,421
30 Yr Pass Thru	3.000	08-01-46	17,417,297	15,946,766
30 Yr Pass Thru	3.000	08-01-46	14,035,279	12,850,290
30 Yr Pass Thru	3.000	09-01-46	1,584,943	1,458,556
30 Yr Pass Thru	3.000	10-01-46	1,396,847	1,285,459
30 Yr Pass Thru	3.000	10-01-46	10,975,999	9,980,703
30 Yr Pass Thru	3.000	01-01-47	12,846,413	11,785,886
30 Yr Pass Thru	3.000	02-01-47	6,974,266	6,418,126
30 Yr Pass Thru	3.000	10-01-47	15,483,149	14,171,079
30 Yr Pass Thru	3.000	11-01-47	16,038,151	14,684,061
30 Yr Pass Thru	3.000	11-01-48	29,122,772	26,436,435
30 Yr Pass Thru	3.000	11-01-48	9,867,679	9,009,888
30 Yr Pass Thru	3.000	09-01-49	13,731,416	12,434,768
30 Yr Pass Thru	3.000	09-01-49	26,886,149	23,960,820
30 Yr Pass Thru	3.000	10-01-49	5,898,231	5,311,774
30 Yr Pass Thru	3.000	10-01-49	24,021,611	21,775,787
30 Yr Pass Thru	3.000	11-01-49	18,328,676	16,334,437
30 Yr Pass Thru	3.000	11-01-49	16,800,611	15,229,891
30 Yr Pass Thru	3.000	11-01-49	13,225,278	11,976,425
30 Yr Pass Thru	3.000	11-01-49	14,024,214	12,629,796
30 Yr Pass Thru	3.000	12-01-49	16,121,048	14,598,749
30 Yr Pass Thru	3.000	01-01-50	14,009,509	12,682,223
30 Yr Pass Thru	3.000	02-01-50	34,519,539	30,763,665
30 Yr Pass Thru	3.000	12-01-51	35,579,914	31,873,224
30 Yr Pass Thru	3.000	12-01-51	83,715,997	75,235,207
30 Yr Pass Thru	3.000	01-01-52	32,313,042	29,079,983
30 Yr Pass Thru	3.000	01-01-52	20,642,782	18,590,285
30 Yr Pass Thru	3.000	02-01-52	14,322,315	12,875,879
30 Yr Pass Thru	3.000	02-01-52	30,200,825	27,131,914
30 Yr Pass Thru	3.000	02-01-52	44,861,645	40,078,640
30 Yr Pass Thru	3.000	03-01-52	114,902,127	103,262,048
30 Yr Pass Thru	3.000	04-01-52	151,626,076	135,223,273
30 Yr Pass Thru	3.000	05-01-52	11,256,630	10,162,015
30 Yr Pass Thru	3.500	11-01-40	679,453	651,383
30 Yr Pass Thru	3.500	06-01-42	707,542	675,519
30 Yr Pass Thru	3.500	08-01-42	1,525,444	1,456,680
30 Yr Pass Thru	3.500	06-01-43	6,820,992	6,507,616
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-43	2,082,080	$1,984,244
30 Yr Pass Thru	3.500	07-01-43	2,121,410	2,022,183
30 Yr Pass Thru	3.500	01-01-45	1,327,454	1,258,113
30 Yr Pass Thru	3.500	04-01-45	4,525,838	4,282,011
30 Yr Pass Thru	3.500	04-01-45	1,178,809	1,114,750
30 Yr Pass Thru	3.500	04-01-45	5,379,269	5,084,473
30 Yr Pass Thru	3.500	01-01-46	13,106,098	12,415,661
30 Yr Pass Thru	3.500	02-01-46	9,170,983	8,643,368
30 Yr Pass Thru	3.500	07-01-46	5,779,853	5,444,661
30 Yr Pass Thru	3.500	08-01-46	13,916,684	13,140,055
30 Yr Pass Thru	3.500	02-01-47	16,321,417	15,400,389
30 Yr Pass Thru	3.500	03-01-47	18,458,956	17,463,453
30 Yr Pass Thru	3.500	05-01-47	10,913,576	10,331,821
30 Yr Pass Thru	3.500	07-01-47	20,576,834	19,467,113
30 Yr Pass Thru	3.500	08-01-47	14,068,002	13,291,721
30 Yr Pass Thru	3.500	11-01-47	17,534,115	16,533,696
30 Yr Pass Thru	3.500	12-01-47	8,635,973	8,129,749
30 Yr Pass Thru	3.500	01-01-48	12,790,970	12,041,187
30 Yr Pass Thru	3.500	03-01-48	3,442,332	3,257,760
30 Yr Pass Thru	3.500	03-01-48	7,590,151	7,126,256
30 Yr Pass Thru	3.500	03-01-49	2,230,677	2,099,919
30 Yr Pass Thru	3.500	06-01-49	13,663,986	12,854,489
30 Yr Pass Thru	3.500	06-01-49	41,524,610	39,038,610
30 Yr Pass Thru	3.500	09-01-49	4,127,414	3,862,256
30 Yr Pass Thru	3.500	12-01-49	17,600,922	16,470,184
30 Yr Pass Thru	3.500	02-01-50	20,067,098	18,777,926
30 Yr Pass Thru	3.500	03-01-50	23,067,811	21,391,228
30 Yr Pass Thru	3.500	06-01-50	20,902,331	19,559,501
30 Yr Pass Thru	3.500	09-01-50	39,129,764	36,615,946
30 Yr Pass Thru	3.500	03-01-51	35,366,633	33,072,467
30 Yr Pass Thru	3.500	02-01-52	19,120,125	17,975,439
30 Yr Pass Thru	3.500	03-01-52	19,483,586	18,189,280
30 Yr Pass Thru	3.500	04-01-52	25,744,602	23,986,101
30 Yr Pass Thru	3.500	04-01-52	18,264,073	17,050,779
30 Yr Pass Thru	3.500	04-01-52	29,436,912	27,417,007
30 Yr Pass Thru	3.500	04-01-52	38,713,015	36,153,384
30 Yr Pass Thru	3.500	04-01-52	70,808,314	65,949,582
30 Yr Pass Thru	3.500	05-01-52	18,904,219	17,618,862
30 Yr Pass Thru	3.500	05-01-52	44,281,721	41,118,651
30 Yr Pass Thru	3.500	08-01-52	59,782,205	55,698,745
30 Yr Pass Thru	3.500	09-01-52	26,496,897	24,662,170
30 Yr Pass Thru	3.500	09-01-52	31,496,813	29,207,606
30 Yr Pass Thru	3.500	12-01-52	51,221,613	47,914,971
30 Yr Pass Thru	3.500	08-01-53	33,090,775	30,964,921
7	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-40	1,848,022	$1,821,337
30 Yr Pass Thru	4.000	09-01-40	2,552,254	2,516,200
30 Yr Pass Thru	4.000	11-01-40	876,589	862,991
30 Yr Pass Thru	4.000	12-01-40	1,107,561	1,091,471
30 Yr Pass Thru	4.000	01-01-41	1,724,760	1,698,684
30 Yr Pass Thru	4.000	09-01-41	2,236,401	2,200,636
30 Yr Pass Thru	4.000	09-01-41	986,163	972,020
30 Yr Pass Thru	4.000	10-01-41	770,960	758,544
30 Yr Pass Thru	4.000	01-01-42	1,117,916	1,101,588
30 Yr Pass Thru	4.000	05-01-42	1,455,817	1,429,685
30 Yr Pass Thru	4.000	09-01-43	2,906,959	2,859,089
30 Yr Pass Thru	4.000	10-01-43	3,060,617	3,004,979
30 Yr Pass Thru	4.000	10-01-43	1,207,471	1,185,410
30 Yr Pass Thru	4.000	01-01-44	2,300,241	2,257,996
30 Yr Pass Thru	4.000	12-01-45	5,800,742	5,662,432
30 Yr Pass Thru	4.000	02-01-46	2,916,803	2,842,699
30 Yr Pass Thru	4.000	04-01-46	3,594,187	3,500,626
30 Yr Pass Thru	4.000	06-01-46	2,225,409	2,167,480
30 Yr Pass Thru	4.000	07-01-46	3,798,587	3,697,332
30 Yr Pass Thru	4.000	10-01-46	1,302,136	1,267,426
30 Yr Pass Thru	4.000	01-01-47	5,107,397	4,992,003
30 Yr Pass Thru	4.000	03-01-47	5,686,211	5,531,086
30 Yr Pass Thru	4.000	04-01-47	6,178,488	6,035,033
30 Yr Pass Thru	4.000	11-01-47	1,500,475	1,460,010
30 Yr Pass Thru	4.000	12-01-47	4,179,813	4,067,090
30 Yr Pass Thru	4.000	12-01-47	2,161,184	2,094,795
30 Yr Pass Thru	4.000	09-01-48	2,007,006	1,950,371
30 Yr Pass Thru	4.000	10-01-48	5,510,164	5,342,622
30 Yr Pass Thru	4.000	10-01-48	7,088,674	6,881,997
30 Yr Pass Thru	4.000	01-01-49	4,461,652	4,312,049
30 Yr Pass Thru	4.000	01-01-49	3,796,146	3,653,436
30 Yr Pass Thru	4.000	02-01-49	4,444,664	4,295,630
30 Yr Pass Thru	4.000	07-01-49	8,254,836	7,993,521
30 Yr Pass Thru	4.000	07-01-49	11,309,671	10,955,186
30 Yr Pass Thru	4.000	08-01-49	23,307,695	22,584,434
30 Yr Pass Thru	4.000	02-01-50	19,405,658	18,676,132
30 Yr Pass Thru	4.000	03-01-51	73,876,438	71,445,460
30 Yr Pass Thru	4.000	08-01-51	41,520,235	40,218,845
30 Yr Pass Thru	4.000	10-01-51	138,581,496	133,761,493
30 Yr Pass Thru	4.000	04-01-52	7,863,805	7,565,719
30 Yr Pass Thru	4.000	05-01-52	40,276,991	38,649,559
30 Yr Pass Thru	4.000	05-01-52	77,626,638	74,490,056
30 Yr Pass Thru	4.000	05-01-52	45,500,132	43,690,091
30 Yr Pass Thru	4.000	06-01-52	2,012,529	1,941,902
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-52	40,994,443	$39,594,237
30 Yr Pass Thru	4.000	06-01-52	28,492,254	27,340,996
30 Yr Pass Thru	4.000	06-01-52	19,197,761	18,482,049
30 Yr Pass Thru	4.000	07-01-52	31,417,335	30,246,065
30 Yr Pass Thru	4.000	07-01-52	32,131,537	30,873,394
30 Yr Pass Thru	4.000	07-01-52	24,907,541	23,932,261
30 Yr Pass Thru	4.000	07-01-52	17,534,909	16,831,873
30 Yr Pass Thru	4.000	09-01-52	55,734,910	53,552,554
30 Yr Pass Thru	4.000	09-01-52	22,273,104	21,345,296
30 Yr Pass Thru	4.000	10-01-52	21,829,110	20,981,191
30 Yr Pass Thru	4.000	10-01-52	64,596,280	61,598,180
30 Yr Pass Thru	4.000	09-01-53	82,242,162	79,073,289
30 Yr Pass Thru	4.000	11-01-53	38,146,911	36,641,310
30 Yr Pass Thru	4.500	05-01-52	27,950,868	27,688,032
30 Yr Pass Thru	4.500	06-01-52	32,287,164	31,973,462
30 Yr Pass Thru	4.500	06-01-52	74,895,082	74,073,783
30 Yr Pass Thru	4.500	07-01-52	62,760,801	62,072,566
30 Yr Pass Thru	4.500	07-01-52	42,232,342	41,888,001
30 Yr Pass Thru	4.500	07-01-52	51,552,428	50,987,104
30 Yr Pass Thru	4.500	08-01-52	38,636,700	38,056,048
30 Yr Pass Thru	4.500	08-01-52	8,627,417	8,540,897
30 Yr Pass Thru	4.500	08-01-52	62,192,339	61,257,682
30 Yr Pass Thru	4.500	08-01-52	48,971,780	48,235,807
30 Yr Pass Thru	4.500	08-01-52	34,090,047	33,684,256
30 Yr Pass Thru	4.500	08-01-52	63,129,378	62,437,101
30 Yr Pass Thru	4.500	09-01-52	50,507,664	50,080,066
30 Yr Pass Thru	4.500	09-01-52	132,914,969	130,875,921
30 Yr Pass Thru	4.500	09-01-52	38,893,142	38,490,948
30 Yr Pass Thru	4.500	09-01-52	19,111,302	18,907,700
30 Yr Pass Thru	4.500	10-01-52	12,481,863	12,376,191
30 Yr Pass Thru	4.500	10-01-52	14,319,046	14,162,023
30 Yr Pass Thru	4.500	10-01-52	24,845,895	24,565,670
30 Yr Pass Thru	4.500	10-01-52	7,867,103	7,783,290
30 Yr Pass Thru	4.500	10-01-52	34,658,218	34,267,326
30 Yr Pass Thru	4.500	10-01-52	23,012,564	22,767,400
30 Yr Pass Thru	4.500	11-01-52	26,782,231	26,496,907
30 Yr Pass Thru	4.500	11-01-52	6,651,387	6,580,526
30 Yr Pass Thru	4.500	11-01-52	12,497,569	12,364,426
30 Yr Pass Thru	4.500	11-01-52	15,731,437	15,554,010
30 Yr Pass Thru	4.500	12-01-52	35,103,162	34,707,251
30 Yr Pass Thru	4.500	12-01-52	54,595,654	53,775,163
30 Yr Pass Thru	4.500	02-01-53	28,550,343	28,267,594
30 Yr Pass Thru	4.500	03-01-53	12,304,314	12,165,540
30 Yr Pass Thru	4.500	03-01-53	28,446,079	28,125,250
9	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-01-53	16,555,729	$16,379,353
30 Yr Pass Thru	4.500	06-01-53	17,978,765	17,770,373
30 Yr Pass Thru	4.500	08-01-53	29,083,216	28,746,112
30 Yr Pass Thru	5.000	06-01-52	21,155,839	21,282,815
30 Yr Pass Thru	5.000	07-01-52	52,796,270	53,113,148
30 Yr Pass Thru	5.000	07-01-52	35,006,646	35,194,873
30 Yr Pass Thru	5.000	07-01-52	25,226,625	25,378,033
30 Yr Pass Thru	5.000	08-01-52	19,878,565	20,004,086
30 Yr Pass Thru	5.000	09-01-52	31,867,694	32,118,712
30 Yr Pass Thru	5.000	10-01-52	36,346,536	36,700,984
30 Yr Pass Thru	5.000	10-01-52	36,436,516	36,677,977
30 Yr Pass Thru	5.000	10-01-52	101,488,977	102,034,673
30 Yr Pass Thru	5.000	11-01-52	32,470,724	32,797,522
30 Yr Pass Thru	5.000	12-01-52	32,072,824	32,385,595
30 Yr Pass Thru	5.000	01-01-53	6,717,168	6,791,069
30 Yr Pass Thru	5.000	01-01-53	27,690,118	27,951,496
30 Yr Pass Thru	5.000	01-01-53	65,132,746	65,442,250
30 Yr Pass Thru	5.000	04-01-53	7,479,241	7,542,829
30 Yr Pass Thru	5.000	04-01-53	28,771,924	29,016,540
30 Yr Pass Thru	5.000	04-01-53	7,990,469	8,060,901
30 Yr Pass Thru	5.000	05-01-53	64,507,777	65,056,216
30 Yr Pass Thru	5.000	05-01-53	29,649,824	29,819,439
30 Yr Pass Thru	5.000	07-01-53	75,532,642	76,174,813
30 Yr Pass Thru	5.000	09-01-53	82,741,267	83,393,011
30 Yr Pass Thru	5.000	11-01-53	51,017,272	51,116,214
30 Yr Pass Thru	5.000	11-01-54	60,528,466	61,005,242
30 Yr Pass Thru	5.000	12-01-54	30,497,591	30,690,165
30 Yr Pass Thru	5.500	12-01-52	29,385,409	30,171,571
30 Yr Pass Thru	5.500	12-01-52	26,108,349	26,782,363
30 Yr Pass Thru	5.500	12-01-52	1,614,605	1,657,802
30 Yr Pass Thru	5.500	12-01-52	20,470,124	21,017,771
30 Yr Pass Thru	5.500	04-01-53	22,208,561	22,622,273
30 Yr Pass Thru	5.500	05-01-53	12,701,783	13,021,754
30 Yr Pass Thru	5.500	08-01-53	19,359,197	19,840,825
30 Yr Pass Thru	5.500	02-01-54	25,894,143	26,562,626
30 Yr Pass Thru	5.500	05-01-54	32,293,720	32,965,946
30 Yr Pass Thru	5.500	05-01-54	20,604,188	21,020,207
30 Yr Pass Thru	5.500	05-01-54	33,133,181	33,698,631
30 Yr Pass Thru	5.500	11-01-54	80,317,394	81,662,991
30 Yr Pass Thru	5.500	11-01-54	32,496,874	33,257,619
30 Yr Pass Thru	5.500	11-01-54	22,623,477	23,165,105
30 Yr Pass Thru	5.500	12-01-54	49,420,749	50,557,599
30 Yr Pass Thru	5.500	06-01-55	57,377,862	58,841,198
30 Yr Pass Thru	5.500	06-01-55	35,597,980	36,539,226
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	09-01-55	26,756,970	$27,427,158
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	6.622	07-01-33	175	179
30 Yr Pass Thru	7.000	09-01-31	55	58
30 Yr Pass Thru	7.000	09-01-31	22	23
30 Yr Pass Thru	7.000	09-01-31	521	546
30 Yr Pass Thru	7.000	01-01-32	27	28
30 Yr Pass Thru	7.500	09-01-29	13	13
30 Yr Pass Thru	7.500	12-01-29	15	15
30 Yr Pass Thru	7.500	01-01-31	7	7
30 Yr Pass Thru	7.500	05-01-31	57	60
Government National Mortgage Association
30 Yr Pass Thru	6.000	03-15-33	858	895
30 Yr Pass Thru	6.000	06-15-33	210	218
30 Yr Pass Thru	6.500	09-15-28	23	24
30 Yr Pass Thru	6.500	09-15-29	27	28
30 Yr Pass Thru	6.500	08-15-31	49	51
30 Yr Pass Thru	7.000	04-15-29	141	144

30 Yr Pass Thru	8.000	10-15-26	34	34
Corporate bonds 36.7%				$9,973,970,405
(Cost $9,842,307,743)
Communication services 2.6%				719,839,452
Diversified telecommunication services 0.9%
AT&T, Inc.	2.750	06-01-31	51,112,000	47,102,602
AT&T, Inc.	4.500	05-15-35	15,568,000	15,122,869
Cipher Compute LLC (B)	7.125	11-15-30	8,725,000	8,864,075
GCI LLC (B)	4.750	10-15-28	20,576,000	19,939,000
IHS Holding, Ltd. (B)(C)	7.875	05-29-30	14,040,000	14,325,108
IHS Holding, Ltd. (B)	8.250	11-29-31	25,911,000	26,866,870
Iliad Holding SAS (B)	7.000	04-15-32	19,697,000	20,304,337
Iliad Holding SAS (B)	8.500	04-15-31	4,934,000	5,299,678
Level 3 Financing, Inc. (B)	6.875	06-30-33	31,492,000	32,071,043
NTT Finance Corp. (B)	5.171	07-16-32	17,022,000	17,553,101
Verizon Communications, Inc.	2.550	03-21-31	29,696,000	27,170,344
Windstream Services LLC (B)	8.250	10-01-31	10,483,000	10,883,859
Entertainment 0.3%
Roblox Corp. (B)	3.875	05-01-30	35,455,000	33,899,540
WarnerMedia Holdings, Inc. (C)	4.279	03-15-32	14,271,000	13,040,126
WarnerMedia Holdings, Inc.	5.050	03-15-42	28,537,000	22,825,890
WMG Acquisition Corp. (B)	3.875	07-15-30	17,309,000	16,498,558
Interactive media and services 0.2%
Meta Platforms, Inc.	4.200	11-15-30	29,871,000	30,078,646
11	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Meta Platforms, Inc.	4.600	11-15-32	19,912,000	$20,209,660
Meta Platforms, Inc.	5.625	11-15-55	11,519,000	11,489,818
Media 0.8%
Cable One, Inc. (B)(C)	4.000	11-15-30	13,897,000	11,054,334
CCO Holdings LLC (B)	4.250	02-01-31	15,717,000	14,478,995
CCO Holdings LLC	4.500	05-01-32	10,461,000	9,423,983
CCO Holdings LLC (B)	7.375	03-01-31	12,790,000	13,050,279
Charter Communications Operating LLC	6.384	10-23-35	45,520,000	47,033,482
Gray Media, Inc. (B)	10.500	07-15-29	21,602,000	23,280,648
News Corp. (B)	3.875	05-15-29	16,886,000	16,293,604
News Corp. (B)	5.125	02-15-32	10,755,000	10,689,248
Paramount Global	4.200	05-19-32	7,750,000	7,217,649
Paramount Global	4.375	03-15-43	15,893,000	11,959,859
Paramount Global	4.950	05-19-50	32,321,000	25,166,388
Sirius XM Radio LLC (B)	4.000	07-15-28	12,818,000	12,495,411
Versant Media Group, Inc. (B)	7.250	01-30-31	3,935,000	4,042,784
Wireless telecommunication services 0.4%
Millicom International Cellular SA (B)	6.250	03-25-29	14,067,000	14,109,314
Millicom International Cellular SA (B)	7.375	04-02-32	6,374,000	6,652,531
T-Mobile USA, Inc.	3.875	04-15-30	79,216,000	78,030,720
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	21,315,099
Consumer discretionary 3.5%				944,141,110
Automobile components 0.1%
Dealer Tire LLC (B)	8.000	02-01-28	13,435,000	13,307,578
Automobiles 1.2%
Ford Motor Credit Company LLC	4.000	11-13-30	54,566,000	51,408,943
Ford Motor Credit Company LLC	5.113	05-03-29	35,736,000	35,633,773
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	30,916,144
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	57,705,434
General Motors Financial Company, Inc.	3.600	06-21-30	68,261,000	65,696,411
General Motors Financial Company, Inc.	5.950	04-04-34	68,178,000	71,762,706
Broadline retail 0.2%
Macy’s Retail Holdings LLC (B)(C)	5.875	03-15-30	9,534,000	9,557,072
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	10,208,000	10,256,580
Macy’s Retail Holdings LLC (B)	7.375	08-01-33	17,749,000	18,675,090
Rakuten Group, Inc. (B)	9.750	04-15-29	11,949,000	13,277,627
SGUS LLC (B)	11.000	12-15-29	6,205,399	5,028,582
Hotels, restaurants and leisure 1.1%
Carnival Corp. (B)	5.125	05-01-29	20,334,000	20,504,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp. (B)	5.750	08-01-32	51,379,000	$52,669,281
Carnival Corp. (B)	5.875	06-15-31	21,854,000	22,501,993
Flutter Treasury DAC (B)	5.875	06-04-31	8,971,000	9,060,800
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	18,613,000	18,957,303
Marriott Ownership Resorts, Inc. (B)	6.500	10-01-33	18,055,000	17,164,349
MGM Resorts International	4.750	10-15-28	30,253,000	30,095,019
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	21,905,000	21,393,509
NCL Corp., Ltd. (B)	5.875	01-15-31	12,035,000	11,876,718
NCL Corp., Ltd. (B)	6.250	09-15-33	11,111,000	10,977,975
NCL Corp., Ltd. (B)	6.750	02-01-32	13,219,000	13,415,963
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	13,462,000	13,640,210
Rivers Enterprise Lender LLC (B)	6.250	10-15-30	5,091,000	5,168,454
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	9,615,000	9,719,745
Travel + Leisure Company (B)	4.625	03-01-30	9,094,000	8,855,519
Travel + Leisure Company (B)	6.125	09-01-33	20,959,000	21,289,712
Viking Cruises, Ltd. (B)	5.875	10-15-33	21,705,000	22,056,883
Household durables 0.2%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	9,973,000	9,598,672
Century Communities, Inc. (B)	3.875	08-15-29	11,357,000	10,789,387
KB Home	4.000	06-15-31	13,563,000	12,862,266
Taylor Morrison Communities, Inc. (B)	5.750	11-15-32	3,813,000	3,930,143
TopBuild Corp. (B)	5.625	01-31-34	18,437,000	18,688,692
Leisure products 0.0%
Acushnet Company (B)	5.625	12-01-33	4,604,000	4,639,771
Specialty retail 0.6%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	6,148,000	6,030,551
Asbury Automotive Group, Inc.	4.750	03-01-30	13,786,000	13,534,301
Global Auto Holdings, Ltd. (B)(C)	8.750	01-15-32	33,449,000	31,622,233
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	15,125,000	15,528,617
Group 1 Automotive, Inc. (B)	4.000	08-15-28	6,452,000	6,320,293
Lithia Motors, Inc. (B)	3.875	06-01-29	7,350,000	7,081,094
Lithia Motors, Inc. (B)	4.375	01-15-31	16,340,000	15,682,447
Lithia Motors, Inc. (B)	5.500	10-01-30	14,804,000	14,877,980
Saks Global Enterprises LLC (B)	11.000	12-15-29	2,640,000	541,200
Saks Global Enterprises LLC (B)	11.000	12-15-29	9,614,000	3,302,611
The Michaels Companies, Inc. (B)	5.250	05-01-28	18,647,000	17,570,475
The Michaels Companies, Inc. (B)(C)	7.875	05-01-29	11,097,000	10,073,355
Valvoline, Inc. (B)	3.625	06-15-31	14,973,000	13,801,608
Wayfair LLC (B)	6.750	11-15-32	10,771,000	10,990,222
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (B)	8.375	10-01-31	20,479,000	19,264,968
Under Armour, Inc. (B)	7.250	07-15-30	4,857,000	4,836,716
13	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.6%				$169,024,280
Consumer staples distribution and retail 0.0%
Albertsons Companies, Inc. (B)	5.750	03-31-34	14,945,000	15,065,516
Food products 0.6%
JBS USA Lux SA	3.625	01-15-32	25,224,000	23,635,226
JBS USA Lux SA	5.750	04-01-33	21,968,000	23,022,354
JBS USA Lux SA (B)	5.950	04-20-35	6,377,000	6,740,744
MARB BondCo PLC (B)	3.950	01-29-31	33,594,000	30,320,802
Mars, Inc. (B)	5.000	03-01-32	15,546,000	16,066,274
NBM US Holdings, Inc. (B)(C)	6.625	08-06-29	20,530,000	20,721,531
Pilgrim’s Pride Corp.	6.250	07-01-33	31,195,000	33,451,833
Energy 5.4%				1,460,448,584
Oil, gas and consumable fuels 5.4%
Aker BP ASA (B)	3.100	07-15-31	11,536,000	10,572,386
Aker BP ASA (B)	3.750	01-15-30	7,320,000	7,090,522
Aker BP ASA (B)	4.000	01-15-31	13,636,000	13,171,232
Antero Midstream Partners LP (B)	5.375	06-15-29	16,029,000	16,081,857
Antero Midstream Partners LP (B)	5.750	10-15-33	18,101,000	18,190,491
Antero Midstream Partners LP (B)	6.625	02-01-32	24,406,000	25,297,917
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,446,000	21,512,547
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	6,784,000	6,939,075
Ascent Resources Utica Holdings LLC (B)	6.625	07-15-33	8,263,000	8,421,605
Blue Racer Midstream LLC (B)	7.000	07-15-29	4,612,000	4,810,081
Blue Racer Midstream LLC (B)	7.250	07-15-32	20,648,000	21,954,977
Cheniere Energy Partners LP (B)	5.550	10-30-35	10,242,000	10,537,050
Cheniere Energy Partners LP	5.950	06-30-33	23,897,000	25,395,751
Columbia Pipelines Holding Company LLC (B)	4.999	11-17-32	18,154,000	18,193,330
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	34,965,000	36,320,477
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	21,696,000	23,298,348
Continental Resources, Inc. (B)	2.875	04-01-32	17,405,000	15,217,297
Continental Resources, Inc. (B)	5.750	01-15-31	23,976,000	24,725,648
Devon Energy Corp. (C)	5.200	09-15-34	10,838,000	10,884,391
DT Midstream, Inc. (B)	4.375	06-15-31	45,842,000	44,837,685
DT Midstream, Inc. (B)	5.800	12-15-34	10,255,000	10,689,541
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	20,216,000	20,157,748
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	30,279,665
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	19,789,000	$20,029,179
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,523,000	15,514,546
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,784,000	6,671,684
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,698,000	11,306,269
Energy Transfer LP	5.600	09-01-34	14,677,000	15,207,596
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	44,810,000	44,921,622
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	14,243,000	14,041,577
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	24,715,000	24,592,858
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	37,134,000	38,139,737
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	41,795,000	41,710,791
EQT Corp.	7.500	06-01-30	5,463,000	6,030,658
Expand Energy Corp.	4.750	02-01-32	16,711,000	16,526,733
Genesis Energy LP	7.875	05-15-32	11,437,000	11,797,631
Genesis Energy LP	8.000	05-15-33	12,999,000	13,410,509
Global Partners LP (B)	7.125	07-01-33	3,749,000	3,807,687
Global Partners LP (B)	8.250	01-15-32	10,160,000	10,652,933
Gulfstream Natural Gas System LLC (B)	5.600	07-23-35	10,612,000	10,935,976
Harbour Energy PLC (B)	6.327	04-01-35	22,232,000	22,821,121
Hess Midstream Operations LP (B)	6.500	06-01-29	4,730,000	4,894,505
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	10,523,000	10,787,642
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	2,921,000	3,083,079
Leviathan Bond, Ltd. (B)	6.500	06-30-27	29,816,000	29,965,080
Leviathan Bond, Ltd. (B)	6.750	06-30-30	5,068,000	5,136,545
Long Ridge Energy LLC (B)	8.750	02-15-32	16,097,000	16,851,177
MPLX LP	4.950	09-01-32	13,328,000	13,434,817
MPLX LP	5.000	03-01-33	14,422,000	14,559,976
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	10,590,104
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	29,468,454
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	31,467,152
Ovintiv, Inc.	6.250	07-15-33	12,148,000	12,887,226
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,268,706
Plains All American Pipeline LP	4.700	01-15-31	9,475,000	9,537,702
Repsol E&P Capital Markets US LLC (B)	5.204	09-16-30	9,500,000	9,587,398
15	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	4.500	05-15-30	35,577,000	$35,787,869
Saudi Arabian Oil Company (B)	5.250	07-17-34	11,437,000	11,796,591
Sunoco LP (B)	4.500	10-01-29	15,282,000	14,889,729
Sunoco LP	4.500	04-30-30	27,279,000	26,560,758
Sunoco LP (B)	4.625	05-01-30	8,975,000	8,749,174
Sunoco LP (B)	5.625	03-15-31	9,550,000	9,604,330
Sunoco LP (B)	5.875	03-15-34	16,710,000	16,817,646
Sunoco LP (B)	6.250	07-01-33	10,541,000	10,826,900
Sunoco LP (B)	6.625	08-15-32	7,906,000	8,150,548
Sunoco LP (B)	7.250	05-01-32	15,488,000	16,345,333
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (B)(D)	7.875	09-18-30	28,641,000	29,142,218
Targa Resources Corp.	5.500	02-15-35	15,891,000	16,292,327
Targa Resources Corp.	6.150	03-01-29	14,352,000	15,133,595
Targa Resources Partners LP	4.000	01-15-32	24,529,000	23,426,821
Var Energi ASA (B)	5.875	05-22-30	37,594,000	39,182,273
Var Energi ASA (B)	8.000	11-15-32	51,989,000	60,280,861
Venture Global LNG, Inc. (B)(C)	7.000	01-15-30	14,224,000	13,953,675
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	47,316,000	40,279,374
Venture Global LNG, Inc. (B)	9.500	02-01-29	23,586,000	24,875,341
Viper Energy Partners LLC	4.900	08-01-30	18,763,000	18,997,725
Western Midstream Operating LP	4.050	02-01-30	25,082,000	24,667,248
Western Midstream Operating LP	5.450	11-15-34	13,560,000	13,671,389
Whistler Pipeline LLC (B)	5.400	09-30-29	10,294,000	10,587,860
Whistler Pipeline LLC (B)	5.700	09-30-31	10,779,000	11,210,708
Financials 12.2%				3,305,053,543
Banks 7.0%
Banco Santander SA	4.551	11-06-30	30,600,000	30,753,404
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	29,438,000	35,537,024
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	38,499,000	35,995,511
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	65,590,000	60,386,118
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	25,021,000	25,124,492
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	60,500,000	62,353,822
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	7,994,000	$8,259,102
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	39,193,000	40,644,865
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	32,422,000	34,385,995
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	23,434,000	24,279,514
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	27,275,000	28,846,422
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	20,645,000	21,406,318
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(D)	9.250	11-17-27	7,828,000	8,321,289
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (B)	5.716	01-18-30	19,902,000	20,654,940
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	33,907,812
Citizens Financial Group, Inc.	3.250	04-30-30	4,799,000	4,574,626
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	16,694,000	17,116,178
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	42,895,000	44,989,776
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	14,597,000	15,205,044
Credit Agricole SA (B)	3.250	01-14-30	45,566,000	43,302,662
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (B)	5.862	01-09-36	26,511,000	28,114,952
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	27,287,000	28,765,913
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	24,614,000	25,228,737
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	10,759,000	10,905,921
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	16,334,000	17,181,574
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	7.296	12-28-25	16,578,000	16,575,865
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	23,298,000	23,641,161
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	24,803,000	24,765,594
17	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30	16,705,000	$16,918,674
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	15,536,000	16,110,539
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	15,801,000	16,312,008
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	8,377,568
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	11,001,000	11,553,462
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30	11,889,000	11,728,233
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	8,229,000	8,522,335
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	13,205,776
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	17,525,000	16,366,616
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	27,982,995
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	27,513,000	28,309,971
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,525,000	27,234,279
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	38,906,000	40,563,943
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	25,048,000	26,460,860
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	64,788,000	67,783,668
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	15,333,000	16,046,699
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	21,528,000	22,138,173
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	9,508,000	10,374,500
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	16,228,000	17,151,943
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (D)	6.625	09-27-35	18,137,000	$18,024,618
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (C)(D)	6.750	09-27-31	10,944,000	11,285,748
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	10,483,000	10,419,396
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	13,227,000	13,569,845
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	20,806,000	21,218,087
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	23,645,000	23,827,347
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	23,904,000	25,138,857
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	17,995,000	20,140,922
Popular, Inc.	7.250	03-13-28	23,055,000	24,174,482
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	49,670,000	51,343,651
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,643,174
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	38,432,000	38,282,315
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	20,724,000	19,739,595
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	27,339,317
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	15,638,000	16,445,550
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	18,398,843
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	20,189,210
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	26,185,415
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	52,715,000	56,218,979
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	18,069,000	19,552,332
19	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	31,165,000	$31,569,334
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	18,702,000	19,315,725
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	18,350,337
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	30,380,065
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	9,485,000	9,497,909
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	81,487,000	76,563,842
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	20,211,000	20,873,227
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	13,550,000	14,079,699
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	39,088,000	43,710,138
Capital markets 2.7%
Ares Strategic Income Fund (B)	5.150	01-15-31	27,301,000	26,835,165
Ares Strategic Income Fund (B)	5.450	09-09-28	11,628,000	11,684,374
Ares Strategic Income Fund	5.600	02-15-30	16,058,000	16,129,029
Ares Strategic Income Fund	5.700	03-15-28	3,961,000	4,012,452
Ares Strategic Income Fund (B)	5.800	09-09-30	21,590,000	21,821,116
Ares Strategic Income Fund	6.200	03-21-32	14,392,000	14,745,618
Ares Strategic Income Fund	6.350	08-15-29	7,430,000	7,664,167
Blackstone Private Credit Fund	5.050	09-10-30	22,460,000	22,141,714
Blackstone Private Credit Fund	5.250	04-01-30	20,737,000	20,661,534
Blackstone Private Credit Fund	5.950	07-16-29	14,883,000	15,218,377
Blackstone Private Credit Fund	7.300	11-27-28	14,584,000	15,504,635
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	23,509,000	23,196,293
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	33,620,000	31,373,684
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	17,563,000	18,049,339
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,244,000	20,564,621
HPS Corporate Lending Fund (C)	5.950	04-14-32	19,065,000	19,210,763
Jefferies Financial Group, Inc.	6.200	04-14-34	21,856,000	23,154,569
Lazard Group LLC	4.375	03-11-29	24,845,000	24,906,910
Macquarie Bank, Ltd. (B)	3.624	06-03-30	15,638,000	14,978,471
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	11,913,000	$10,624,862
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	38,276,000	33,697,928
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	41,570,000	42,787,298
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	35,620,938
MSCI, Inc. (B)	3.625	11-01-31	29,573,000	27,912,429
Sixth Street Lending Partners	5.750	01-15-30	8,809,000	8,921,882
Sixth Street Lending Partners (B)	6.125	07-15-30	9,086,000	9,334,354
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	15,839,000	16,318,523
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	73,028,000	66,790,928
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	25,916,000	23,485,266
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	21,163,000	21,923,572
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,960,000	18,591,722
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(D)	7.000	02-10-30	13,176,000	13,426,015
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(D)	7.125	08-10-34	17,460,000	17,849,934
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	17,745,000	20,791,604
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	25,968,000	26,149,704
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	12,240,000	12,516,323
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	16,913,000	17,523,448
Ally Financial, Inc.	8.000	11-01-31	21,984,000	25,017,396
OneMain Finance Corp.	6.125	05-15-30	24,894,000	25,294,271
Trust Fibra Uno (B)	7.375	02-13-34	25,692,000	27,571,370
Financial services 0.8%
Apollo Debt Solutions BDC	6.700	07-29-31	20,359,000	21,384,721
Apollo Debt Solutions BDC	6.900	04-13-29	34,399,000	36,089,246
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	12,771,000	13,457,812
21	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Block, Inc. (B)	5.625	08-15-30	7,753,000	$7,899,795
Block, Inc. (B)	6.000	08-15-33	10,054,000	10,333,063
Citadel Finance LLC (B)	5.900	02-10-30	14,992,000	15,242,813
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	27,409,417
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	9,951,000	10,283,742
ION Platform Finance US, Inc. (B)	7.875	09-30-32	17,306,000	16,489,449
NMI Holdings, Inc.	6.000	08-15-29	10,838,000	11,215,488
Radian Group, Inc.	6.200	05-15-29	10,838,000	11,350,756
Rocket Companies, Inc. (B)	6.125	08-01-30	4,818,000	5,001,383
Rocket Companies, Inc. (B)	6.375	08-01-33	6,284,000	6,580,404
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	20,238,000	20,566,868
TrueNoord Capital DAC (B)	8.750	03-01-30	11,278,000	11,797,893
Insurance 1.1%
Athene Global Funding (B)	4.721	10-08-29	12,607,000	12,610,485
Athene Global Funding (B)	5.322	11-13-31	15,698,000	15,948,693
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,821,227
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	10,945,000	10,711,333
CNO Financial Group, Inc.	5.250	05-30-29	28,228,000	28,734,247
CNO Financial Group, Inc.	6.450	06-15-34	11,197,000	11,864,865
F&G Annuities & Life, Inc.	6.250	10-04-34	7,226,000	7,323,161
F&G Annuities & Life, Inc.	6.500	06-04-29	10,838,000	11,295,423
GA Global Funding Trust (B)	4.500	09-18-30	29,488,000	29,113,029
GA Global Funding Trust (B)	5.200	12-09-31	15,549,000	15,729,226
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	7,765,000	8,008,526
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	16,041,000	15,730,057
MassMutual Global Funding II (B)	4.350	09-17-31	21,167,000	21,020,103
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	26,381,058
Panther Escrow Issuer LLC (B)	7.125	06-01-31	24,225,000	25,049,052
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	21,606,000	22,294,778
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	28,664,000	23,982,766
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	15,043,000	15,485,234
Health care 2.0%				537,804,488
Biotechnology 0.6%
AbbVie, Inc.	5.050	03-15-34	9,559,000	9,914,131
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	5.250	03-02-33	84,296,000	$87,858,044
Amgen, Inc.	5.650	03-02-53	31,273,000	31,419,007
Genmab A/S (B)	6.250	12-15-32	9,965,000	10,246,322
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	29,739,000	26,551,663
Health care equipment and supplies 0.2%
Baxter International, Inc. (E)	4.450	02-15-29	2,394,000	2,404,754
Baxter International, Inc. (E)	4.900	12-15-30	7,178,000	7,219,661
Solventum Corp.	5.450	03-13-31	35,946,000	37,532,411
Health care providers and services 0.9%
Centene Corp.	3.000	10-15-30	18,714,000	16,696,724
Centene Corp.	3.375	02-15-30	12,265,000	11,262,728
CVS Health Corp.	5.000	09-15-32	26,500,000	27,155,628
DaVita, Inc. (B)	4.625	06-01-30	14,099,000	13,675,152
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	41,717,000	37,036,818
HCA, Inc.	4.300	11-15-30	8,117,000	8,094,109
HCA, Inc.	4.600	11-15-32	12,480,000	12,475,616
HCA, Inc.	5.450	04-01-31	21,341,000	22,323,190
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	26,869,000	26,730,652
Tenet Healthcare Corp. (B)	5.500	11-15-32	28,000,000	28,443,688
Universal Health Services, Inc.	2.650	10-15-30	29,581,000	26,980,585
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	8,837,000	9,227,949
Pharmaceuticals 0.3%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	11,518,000	11,981,899
IQVIA, Inc.	6.250	02-01-29	11,256,000	11,865,940
Royalty Pharma PLC	5.150	09-02-29	12,789,000	13,141,525
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	4,148,000	4,376,076
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	29,678,000	22,550,048
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	19,889,000	20,640,168
Industrials 3.0%				820,490,210
Aerospace and defense 0.3%
Efesto Bidco SpA Efesto US LLC (B)	7.500	02-15-32	15,969,000	16,220,272
The Boeing Company	6.528	05-01-34	71,325,000	79,311,865
Building products 0.1%
Builders FirstSource, Inc. (B)	4.250	02-01-32	19,875,000	18,890,323
Builders FirstSource, Inc. (B)	6.375	03-01-34	18,905,000	19,663,412
Commercial services and supplies 0.1%
Cimpress PLC (B)	7.375	09-15-32	16,636,000	16,970,084
23	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Garda World Security Corp. (B)	6.500	01-15-31	13,917,000	$14,288,213
Construction and engineering 0.2%
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	11,856,000	12,997,966
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	8,815,000	8,844,627
MasTec, Inc.	5.900	06-15-29	11,974,000	12,520,887
Williams Scotsman, Inc. (B)	6.625	06-15-29	8,679,000	8,954,697
Electrical equipment 0.1%
EMRLD Borrower LP (B)	6.625	12-15-30	25,268,000	26,186,568
Machinery 0.2%
Flowserve Corp.	3.500	10-01-30	13,285,000	12,689,642
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	18,495,000	19,285,217
Weir Group, Inc. (B)	5.350	05-06-30	11,215,000	11,571,192
Passenger airlines 1.4%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	12,255,000	12,653,920
American Airlines 2016-1 Class A Pass Through Trust (C)	4.100	01-15-28	23,305,750	23,008,397
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	3,903,794	3,722,600
American Airlines 2017-1 Class A Pass Through Trust (C)	4.000	02-15-29	14,985,231	14,542,048
American Airlines 2017-1 Class AA Pass Through Trust (C)	3.650	02-15-29	16,915,071	16,577,704
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	11,136,640	10,618,292
American Airlines 2019-1 Class A Pass Through Trust (C)	3.500	02-15-32	28,637,988	26,409,786
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	20,790,256	19,516,337
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	5,682,652	5,552,726
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	34,891,882	31,964,467
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	19,490,270	18,810,486
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	23,400,000	23,394,115
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	8,181,000	8,262,810
American Airlines, Inc. (B)(C)	7.250	02-15-28	16,289,000	16,675,311
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	4,807,238	4,655,299
Delta Air Lines, Inc.	4.375	04-19-28	11,230,000	11,254,104
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	14,506,416	12,975,320
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	19,236,313	$18,559,398
United Airlines 2019-1 Class A Pass Through Trust (C)	4.550	08-25-31	18,232,223	17,740,267
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	8,083,187	8,259,827
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	30,264,647	31,942,431
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	19,944,775	20,525,854
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	25,051,420	25,962,084
United Airlines, Inc. (B)	4.625	04-15-29	6,837,000	6,802,410
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	74,435,000	68,951,764
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	13,704,000	14,087,356
Ashtead Capital, Inc. (B)	5.550	05-30-33	31,502,000	32,641,345
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	18,345,000	17,851,813
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	13,840,000	14,510,825
Corp Quiport SA (B)	9.000	12-15-37	3,477,000	3,666,149
Information technology 2.7%				738,837,397
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	31,462,940
Motorola Solutions, Inc.	2.750	05-24-31	27,187,000	24,888,894
Electronic equipment, instruments and components 0.1%
TD SYNNEX Corp.	5.300	10-10-35	25,018,000	25,025,379
IT services 0.1%
CoreWeave, Inc. (B)	9.000	02-01-31	17,349,000	15,699,008
CoreWeave, Inc. (B)	9.250	06-01-30	13,285,000	12,256,812
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc.	3.419	04-15-33	63,857,000	59,840,812
Broadcom, Inc.	4.550	02-15-32	7,715,000	7,806,272
Broadcom, Inc.	4.800	02-15-36	24,725,000	24,783,127
Broadcom, Inc.	4.900	07-15-32	34,889,000	35,898,915
Foundry JV Holdco LLC (B)	6.100	01-25-36	30,959,000	32,887,246
Foundry JV Holdco LLC (B)	6.250	01-25-35	43,363,000	46,429,485
Kioxia Holdings Corp. (B)	6.625	07-24-33	34,888,000	36,285,404
Marvell Technology, Inc.	5.950	09-15-33	12,884,000	13,815,502
Micron Technology, Inc.	2.703	04-15-32	23,367,000	20,952,893
Micron Technology, Inc.	5.300	01-15-31	20,240,000	20,981,855
Micron Technology, Inc.	5.650	11-01-32	20,200,000	21,261,099
25	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	5.800	01-15-35	16,569,000	$17,528,887
Qorvo, Inc. (B)	3.375	04-01-31	20,967,000	19,264,876
Qorvo, Inc.	4.375	10-15-29	14,000,000	13,810,864
Software 0.4%
Cloud Software Group, Inc. (B)	6.625	08-15-33	7,925,000	7,910,966
Cloud Software Group, Inc. (B)	8.250	06-30-32	7,519,000	7,920,500
Oracle Corp.	4.700	09-27-34	18,100,000	17,146,345
Oracle Corp.	4.800	09-26-32	15,515,000	15,252,862
Oracle Corp.	5.250	02-03-32	12,978,000	13,100,298
Oracle Corp.	5.550	02-06-53	41,479,000	36,324,312
WULF Compute LLC (B)	7.750	10-15-30	8,011,000	8,282,737
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	5,574,000	5,693,570
Dell International LLC	4.500	02-15-31	32,551,000	32,553,931
Dell International LLC	4.750	10-06-32	26,775,000	26,846,525
Dell International LLC	5.100	02-15-36	16,191,000	16,169,213
Dell International LLC	5.300	04-01-32	27,215,000	28,117,169
Dell International LLC	5.400	04-15-34	41,258,000	42,638,699
Materials 0.9%				245,144,516
Construction materials 0.3%
Cemex SAB de CV (B)	3.875	07-11-31	19,259,000	18,337,542
JH North America Holdings, Inc. (B)	5.875	01-31-31	5,099,000	5,167,714
JH North America Holdings, Inc. (B)	6.125	07-31-32	18,533,000	18,997,845
Quikrete Holdings, Inc. (B)	6.375	03-01-32	14,719,000	15,284,136
Standard Building Solutions, Inc. (B)	6.250	08-01-33	17,607,000	18,058,532
Containers and packaging 0.2%
Ardagh Metal Packaging Finance USA LLC (B)	6.250	01-30-31	14,157,000	14,403,017
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	15,359,000	15,594,146
Graphic Packaging International LLC (B)	3.500	03-01-29	14,380,000	13,713,317
Toucan FinCo, Ltd. (B)	9.500	05-15-30	18,355,000	17,336,839
Metals and mining 0.4%
Alcoa Nederland Holding BV (B)	7.125	03-15-31	3,340,000	3,539,114
Aris Mining Corp. (B)	8.000	10-31-29	14,372,000	15,002,643
Capstone Copper Corp. (B)	6.750	03-31-33	5,384,000	5,584,995
CSN Resources SA (B)	4.625	06-10-31	28,393,000	21,164,560
First Quantum Minerals, Ltd. (B)	7.250	02-15-34	6,436,000	6,637,061
First Quantum Minerals, Ltd. (B)	8.000	03-01-33	11,088,000	11,678,748
First Quantum Minerals, Ltd. (B)	8.625	06-01-31	5,845,000	6,133,334
Freeport-McMoRan, Inc.	5.400	11-14-34	16,728,000	17,368,771
Novelis Corp. (B)	4.750	01-30-30	21,975,000	21,142,202
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Real estate 0.8%				$220,843,991
Hotel and resort REITs 0.0%
XHR LP (B)	6.625	05-15-30	10,301,000	10,558,494
Industrial REITs 0.1%
FIBRA Prologis (B)	5.500	11-26-35	12,823,000	12,771,452
Prologis Targeted U.S. Logistics Fund LP (B)	4.250	01-15-31	9,554,000	9,511,950
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	30,695,000	28,267,430
Specialized REITs 0.6%
American Tower Corp.	5.550	07-15-33	16,404,000	17,230,088
American Tower Corp.	5.650	03-15-33	16,411,000	17,335,296
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	13,107,000	12,616,498
Iron Mountain, Inc. (B)	5.250	07-15-30	11,122,000	11,025,067
Millrose Properties, Inc. (B)	6.375	08-01-30	23,450,000	23,922,002
Uniti Group LP (B)(C)	6.500	02-15-29	8,562,000	8,126,740
VICI Properties LP (B)	3.875	02-15-29	13,041,000	12,781,744
VICI Properties LP	5.125	11-15-31	31,437,000	31,878,240
VICI Properties LP	5.125	05-15-32	24,607,000	24,818,990
Utilities 3.0%				812,342,834
Electric utilities 1.7%
American Electric Power Company, Inc.	5.625	03-01-33	5,856,000	6,190,885
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	6,274,000	6,272,880
Atlantica Transmision Sur SA (B)(C)	6.875	04-30-43	5,277,335	5,665,219
Constellation Energy Generation LLC	6.500	10-01-53	12,254,000	13,528,201
Duke Energy Corp.	5.750	09-15-33	21,211,000	22,616,891
Electricite de France SA (B)	5.650	04-22-29	31,320,000	32,696,244
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	26,482,000	30,639,859
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	26,211,000	26,178,046
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	13,106,000	13,183,964
Exelon Corp.	5.125	03-15-31	9,814,000	10,156,153
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	6,199,000	6,482,685
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	4,898,000	4,504,468
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	14,359,000	14,903,594
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	5,170,000	5,470,279
27	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	12,277,000	$12,758,172
NRG Energy, Inc. (B)	3.625	02-15-31	14,116,000	13,210,446
NRG Energy, Inc. (B)	3.875	02-15-32	28,310,000	26,458,362
NRG Energy, Inc. (B)	4.450	06-15-29	16,431,000	16,388,224
NRG Energy, Inc. (B)	5.750	01-15-34	11,759,000	11,853,272
NRG Energy, Inc. (B)	6.000	02-01-33	14,286,000	14,588,820
NRG Energy, Inc. (B)	7.000	03-15-33	23,730,000	26,323,048
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	15,396,000	16,802,086
Pacific Gas & Electric Company	4.950	07-01-50	13,360,000	11,530,826
Pacific Gas & Electric Company	5.800	05-15-34	20,265,000	21,141,415
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	19,245,000	19,569,105
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	34,100,640
The Southern Company	5.700	03-15-34	17,092,000	18,052,391
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	23,319,000	24,688,315
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	7,104,000	7,349,791
Independent power and renewable electricity producers 0.5%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	15,715,358	14,624,397
Capital Power US Holdings, Inc. (B)	5.257	06-01-28	10,376,000	10,580,202
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	17,526,000	18,403,952
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	7,457,000	7,620,778
Vistra Operations Company LLC (B)	4.300	07-15-29	38,331,000	38,082,742
Vistra Operations Company LLC (B)	6.875	04-15-32	10,160,000	10,685,770
Vistra Operations Company LLC (B)	6.950	10-15-33	25,047,000	27,948,394
Multi-utilities 0.8%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%) (C)	5.950	04-01-56	15,711,000	15,881,747
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	6,250,000	6,679,294
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	14,736,000	15,398,295
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	21,064,000	21,312,147
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	25,953,000	26,209,746
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	16,071,000	16,758,868
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	$9,936,782
NiSource, Inc.	3.600	05-01-30	8,333,000	8,104,809
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	20,902,000	21,145,246
Sempra (C)	5.500	08-01-33	16,859,000	17,715,133
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	19,537,379
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	18,685,000	19,153,638

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	13,064,000	13,259,234
Municipal bonds 0.0%				$11,882,601
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,882,601
Term loans (F) 0.3%				$79,105,393
(Cost $79,244,765)
Financials 0.1%				15,021,742
Insurance 0.1%
AmWINS Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.252	01-30-32	14,989,215	15,021,742
Health care 0.0%				8,372,381
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	7.916	04-23-31	8,478,360	8,372,381
Industrials 0.1%				37,345,463
Commercial services and supplies 0.0%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.671	03-03-32	10,997,000	11,010,636
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.916	05-21-32	26,596,000	26,334,827
Information technology 0.0%				4,974,000
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	04-21-32	4,974,000	4,974,000
Materials 0.1%				13,391,807
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	02-10-32	13,379,765	13,391,807
29	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 4.8%				$1,285,741,737
(Cost $1,528,450,732)
Commercial and residential 3.7%				1,006,591,323
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (B)	5.120	12-25-70	13,114,000	13,120,253
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(G)	0.990	04-25-53	3,418,451	3,255,387
Series 2021-4, Class A1 (B)(G)	1.035	01-20-65	15,075,532	12,864,536
Series 2021-5, Class A1 (B)(G)	0.951	07-25-66	14,487,321	12,573,052
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	17,072,008	17,031,445
Series 2025-10, Class A1 (B)(G)	4.960	09-25-70	9,721,470	9,708,051
Series 2025-11, Class A1 (B)(G)	4.975	10-25-70	14,822,321	14,810,297
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(G)	1.175	10-25-48	7,221,009	6,537,463
Avenue of Americas
Series 2025-1301, Class A (B)(G)	5.227	08-11-42	20,472,000	20,866,323
BAHA Trust
Series 2024-MAR, Class A (B)(G)	6.171	12-10-41	26,715,000	27,758,082
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(G)	3.843	11-05-32	11,565,000	9,722,825
BANK5
Series 2025-5YR18, Class A3 (E)	5.145	12-15-58	18,469,000	19,036,844
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	3,566,370	3,480,220
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	7,800,594	7,342,476
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,347,081
Series 2024-5C31, Class A3	5.609	12-15-57	7,781,000	8,137,100
Series 2025-5C38, Class A3	5.146	11-15-58	14,728,000	15,222,711
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	10,962,408	10,583,754
Series 2019-B13, Class A2	2.889	08-15-57	13,214,186	12,788,339
Series 2024-V12, Class A3	5.738	12-15-57	25,071,000	26,341,177
BMO Mortgage Trust
Series 2024-5C8, Class A3 (G)	5.625	12-15-57	7,823,000	8,175,364
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(G)	0.941	02-25-49	5,367,634	5,051,962
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	11,006,000	10,470,264
Series 2022-CLS, Class A (B)	5.760	10-13-27	19,433,000	19,520,276
CENT Trust
Series 2025-CITY, Class A (B)(G)	5.091	07-10-40	14,258,000	14,509,347
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(G)	6.015	10-12-40	20,164,000	20,767,359
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(G)	0.924	08-25-66	10,540,334	8,969,028
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	30

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-3, Class A1 (B)(G)	0.956	09-27-66	14,617,775	$12,404,369
Series 2021-HX1, Class A1 (B)(G)	1.110	10-25-66	10,154,124	8,829,702
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (B)	5.529	08-25-70	10,711,891	10,790,904
COLT Trust
Series 2020-RPL1, Class A1 (B)(G)	1.390	01-25-65	27,663,622	24,171,391
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.576	05-10-51	220,888,048	1,914,636
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (B)(G)	1.179	02-25-66	11,077,266	9,965,062
Series 2021-NQM3, Class A1 (B)(G)	1.015	04-25-66	7,773,660	6,752,718
Series 2021-NQM6, Class A1 (B)(G)	1.174	07-25-66	18,121,838	15,603,573
Cross Mortgage Trust
Series 2025-H8, Class A1 (B)(G)	5.003	11-25-70	12,887,586	12,916,606
Series 2025-H9, Class A1 (B)(G)	5.036	11-25-70	15,238,000	15,269,864
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(G)	0.797	02-25-66	2,012,265	1,767,193
Series 2021-2, Class A1 (B)(G)	0.931	06-25-66	10,316,728	8,803,692
Series 2025-INV4, Class A1 (B)	5.100	10-25-70	9,559,109	9,563,643
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(G)	2.500	02-01-51	22,704,328	19,088,482
GCAT Trust
Series 2021-NQM1, Class A1 (B)(G)	0.874	01-25-66	5,781,153	5,185,796
Series 2021-NQM2, Class A1 (B)(G)	1.036	05-25-66	7,088,823	6,196,567
Series 2021-NQM3, Class A1 (B)(G)	1.091	05-25-66	10,822,906	9,556,443
Series 2025-NQM5, Class A1 (B)(G)	4.981	08-25-70	17,842,892	17,832,140
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(G)	1.382	09-27-60	1,437,680	1,370,252
Series 2021-NQM1, Class A1 (B)(G)	1.017	07-25-61	4,264,626	3,880,234
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.000	05-19-37	13,563,260	211,107
Series 2007-4, Class ES IO	0.000	07-19-37	14,017,971	215,800
Series 2007-6, Class ES IO (B)	0.000	08-19-37	15,285,610	180,372
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(G)	5.649	01-13-40	22,788,000	23,668,376
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(G)	1.071	06-25-56	6,572,507	5,776,204
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	13,814,788
MFA Trust
Series 2021-NQM1, Class A1 (B)(G)	1.153	04-25-65	3,813,473	3,602,996
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(G)	4.460	01-15-43	7,402,000	6,924,236
NRZT
Series 2025-NQM6, Class A1 (B)(G)	5.085	10-25-65	20,540,000	20,554,259
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(G)	4.455	11-05-41	15,772,000	15,676,551
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	6,479,198	6,102,143
31	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
OBX Trust
Series 2020-EXP2, Class A3 (B)(G)	2.500	05-25-60	4,292,321	$3,704,827
Series 2021-NQM2, Class A1 (B)(G)	1.101	05-25-61	13,084,116	10,910,938
Series 2021-NQM3, Class A1 (B)(G)	1.054	07-25-61	16,251,628	13,447,722
Series 2025-NQM18, Class A1 (B)(G)	5.057	09-25-65	7,924,563	7,950,056
Series 2025-NQM19, Class A1 (B)(G)	4.869	10-25-65	15,610,982	15,601,592
Series 2025-NQM20, Class A1 (B)(G)	5.021	10-25-65	16,111,880	16,186,555
Series 2025-NQM21, Class A1 (B)(G)	4.989	10-25-65	11,597,000	11,623,128
Progress Residential Trust
Series 2025-SFR6, Class A (B)	4.000	09-17-42	10,965,000	10,708,367
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(G)	2.000	01-25-36	16,510,077	14,888,319
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	21,363,000	22,033,390
Series 2024-CNTR, Class D (B)	7.109	11-13-41	26,521,000	27,802,190
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	20,000,981
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(G)	2.447	12-25-66	17,462,552	15,863,004
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(G)	3.000	06-25-58	9,119,140	8,704,532
Series 2019-1, Class A1 (B)(G)	3.750	03-25-58	7,065,599	6,906,792
Series 2019-4, Class A1 (B)(G)	2.900	10-25-59	6,931,606	6,683,371
Series 2020-4, Class A1 (B)	1.750	10-25-60	11,977,627	10,983,290
Series 2024-4, Class A1A (B)(G)	4.579	10-27-64	27,860,851	28,115,625
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (B)(G)	5.229	07-13-44	15,562,000	15,791,760
Verus Securitization Trust
Series 2021-3, Class A1 (B)(G)	1.046	06-25-66	10,096,659	8,910,727
Series 2021-4, Class A1 (B)(G)	0.938	07-25-66	7,077,258	6,044,314
Series 2021-5, Class A1 (B)(G)	1.013	09-25-66	11,087,629	9,701,186
Series 2021-R1, Class A1 (B)(G)	0.820	10-25-63	2,027,451	1,961,663
Series 2025-11, Class A1 (B)(G)	4.914	11-25-70	21,763,053	21,811,121
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	15,330,000	16,101,927
Series 2025-5C6, Class A3	5.186	10-15-58	17,844,000	18,438,082
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(G)	5.528	07-15-40	10,760,000	11,134,749
U.S. Government Agency 1.1%				279,150,414
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (G)	4.404	07-25-32	612	570
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	40	41
Government National Mortgage Association
Series 2008-90, Class IO	2.018	12-16-50	1,940,653	244,872
Series 2012-114, Class IO	0.634	01-16-53	6,160,018	92,102
Series 2012-120, Class IO	0.645	02-16-53	3,179,785	47,691
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	32

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2013-63, Class IO	0.699	09-16-51	2,830,786	$65,038
Series 2016-174, Class IO	0.726	11-16-56	19,868,962	619,165
Series 2017-109, Class IO	0.202	04-16-57	31,517,835	323,688
Series 2017-124, Class IO	0.625	01-16-59	21,463,753	781,362
Series 2017-135, Class IO	0.694	10-16-58	41,829,345	1,294,305
Series 2017-140, Class IO	0.485	02-16-59	21,161,374	549,231
Series 2017-159, Class IO	0.429	06-16-59	30,155,308	745,454
Series 2017-169, Class IO	0.521	01-16-60	72,976,253	2,020,742
Series 2017-20, Class IO	0.489	12-16-58	68,589,507	1,415,351
Series 2017-22, Class IO	0.771	12-16-57	9,241,099	336,260
Series 2017-41, Class IO	0.496	07-16-58	20,130,923	479,144
Series 2017-46, Class IO	0.648	11-16-57	38,662,669	1,458,986
Series 2017-61, Class IO	0.688	05-16-59	12,041,120	419,575
Series 2017-74, Class IO	0.392	09-16-58	39,785,678	636,066
Series 2017-89, Class IO	0.437	07-16-59	18,864,765	465,345
Series 2018-114, Class IO	0.591	04-16-60	27,690,195	1,098,542
Series 2018-158, Class IO	0.798	05-16-61	73,367,364	4,423,707
Series 2018-35, Class IO	0.544	03-16-60	64,404,266	2,009,896
Series 2018-43, Class IO	0.455	05-16-60	70,308,573	2,246,043
Series 2018-68, Class IO	0.425	01-16-60	11,431,652	350,490
Series 2018-69, Class IO	0.609	04-16-60	29,656,850	1,347,916
Series 2018-81, Class IO	0.486	01-16-60	19,220,317	801,166
Series 2018-9, Class IO	0.444	01-16-60	54,010,390	1,614,025
Series 2018-99, Class IO	0.452	06-16-60	44,248,818	1,185,731
Series 2019-131, Class IO	0.803	07-16-61	60,892,585	3,499,911
Series 2020-100, Class IO	0.787	05-16-62	71,950,216	4,347,009
Series 2020-108, Class IO	0.847	06-16-62	178,372,428	10,336,950
Series 2020-114, Class IO	0.798	09-16-62	165,346,210	8,709,413
Series 2020-118, Class IO	0.884	06-16-62	142,359,688	9,001,303
Series 2020-119, Class IO	0.608	08-16-62	70,129,348	3,253,546
Series 2020-120, Class IO	0.758	05-16-62	38,103,446	2,244,499
Series 2020-137, Class IO	0.798	09-16-62	242,053,899	14,092,765
Series 2020-150, Class IO	0.966	12-16-62	117,481,288	8,041,371
Series 2020-170, Class IO	0.836	11-16-62	159,189,186	10,349,144
Series 2020-92, Class IO	0.881	02-16-62	29,716,886	1,665,629
Series 2021-110, Class IO	0.875	11-16-63	94,140,946	6,400,756
Series 2021-163, Class IO	0.802	03-16-64	111,929,849	6,535,080
Series 2021-183, Class IO	0.870	01-16-63	86,159,864	4,819,137
Series 2021-3, Class IO	0.870	09-16-62	203,070,618	13,035,469
Series 2021-40, Class IO	0.822	02-16-63	53,481,463	3,308,176
Series 2022-150, Class IO	0.823	06-16-64	21,616,702	1,233,181
Series 2022-17, Class IO	0.802	06-16-64	132,946,117	7,572,531
Series 2022-181, Class IO	0.720	07-16-64	66,979,169	4,082,816
Series 2022-21, Class IO	0.785	10-16-63	58,854,288	3,656,352
33	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-53, Class IO	0.707	06-16-64	217,961,100	$9,964,876
Series 2022-57, Class IO	0.756	09-16-63	161,592,857	8,182,578
Series 2023-177, Class IO	0.858	06-16-65	164,796,856	9,830,281
Series 2023-197, Class IO	1.241	09-16-65	50,474,893	4,242,697
Series 2023-30, Class IO	1.001	11-16-64	95,109,032	6,357,249
Series 2023-36, Class IO	0.935	10-16-64	152,181,051	9,383,210
Series 2023-62, Class IO	0.938	02-16-65	120,062,620	7,613,987
Series 2023-91, Class IO	0.876	04-16-65	139,664,770	9,751,897
Series 2024-193, Class IO	0.701	12-16-66	47,521,716	3,010,486
Series 2024-194, Class IO	0.973	08-16-67	95,118,235	7,184,737
Series 2025-126, Class IO	0.768	05-16-67	108,603,530	7,748,047
Series 2025-128, Class IO	0.926	09-16-67	208,514,589	17,039,145
Series 2025-3, Class IO	0.855	04-16-67	154,351,600	10,772,445
Series 2025-35, Class IO	0.763	09-16-66	48,825,327	2,907,216

Series 2025-73, Class IO	0.676	08-16-67	192,526,376	11,904,021
Asset-backed securities 5.7%				$1,557,088,120
(Cost $1,585,471,271)
Asset-backed securities 5.7%				1,557,088,120
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	5,114,846	5,059,981
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,526,000	5,409,438
Series 2023-2A, Class A2 (B)	6.500	11-16-48	16,000,000	16,242,403
AMSR Trust
Series 2025-SFR1, Class A (B)	3.655	06-17-42	8,517,000	8,247,624
Series 2025-SFR2, Class A (B)	4.275	11-17-42	12,696,000	12,584,797
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	3,546,832	3,266,229
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	32,961,630	31,959,705
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3	3.850	07-15-30	7,866,000	7,890,827
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	13,135,000	13,163,382
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	32,372,016	27,634,957
Series 2021-1A, Class A1 (B)	1.530	03-15-61	31,135,442	25,414,576
CLI Funding IX LLC
Series 2025-1A, Class A (B)	5.350	06-20-50	16,302,784	16,566,274
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	23,492,603	22,139,217
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	17,039,686	15,849,958
Series 2022-1A, Class A (B)	2.720	01-18-47	17,780,832	16,555,029
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	15,364,000	15,437,299
Series 2025-1A, Class A1 (B)	5.316	05-25-50	15,448,000	15,741,890
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	34

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	8,477,000	$8,679,407
Concord Music Royalties LLC
Series 2025-2A, Class A (B)	5.785	07-20-75	14,561,000	14,857,182
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	18,817,000	19,194,021
Series 2025-4A, Class A2 (B)	5.522	12-20-55	10,432,000	10,499,922
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	65,802	47,442
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	25,143,000	24,781,175
Series 2024-2A, Class A2 (B)	4.500	05-20-49	23,668,000	23,198,396
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	16,189,140	16,067,012
Series 2021-1A, Class C (B)	4.430	02-27-51	3,400,000	3,377,170
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	14,200,043	14,044,323
Series 2025-1A, Class A2I (B)	4.891	08-20-55	9,608,000	9,668,181
Series 2025-1A, Class A2II (B)	5.165	08-20-55	10,266,000	10,343,256
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	6,825,000	6,599,937
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,023,668	22,878,738
Series 2025-1A, Class A2I (B)	4.930	07-25-55	11,033,000	11,093,706
Series 2025-1A, Class A2II (B)	5.217	07-25-55	12,818,000	12,920,918
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	20,761,810	20,074,734
Series 2021-1A, Class A2 (B)	2.791	10-20-51	28,960,366	27,361,444
Series 2025-1A, Class A2 (B)	5.296	10-20-55	14,087,000	14,137,434
FirstKey Homes Trust
Series 2021-SFR1, Class D (B)	2.189	08-17-38	23,526,000	23,054,842
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	10,590,000	10,563,201
Ford Credit Auto Owner Trust
Series 2025-C, Class A3	3.900	06-15-30	14,127,000	14,156,475
Frontier Issuer LLC
Series 2024-1, Class C (B)	11.160	06-20-54	9,076,000	10,169,757
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3	3.840	02-18-31	7,340,000	7,347,560
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	13,109,000	13,493,866
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	6,721,663	6,687,069
Series 2021-1A, Class A2 (B)	2.773	04-20-29	14,531,180	14,415,778
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	25,251,000	24,981,420
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	21,187,000	21,271,286
35	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	6,580,000	$6,464,291
Series 2024-1A, Class A2 (B)	5.893	06-20-54	7,157,000	7,273,396
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	15,172,000	15,232,941
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	26,721,226	26,322,853
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	21,420,135	21,893,462
Series 2025-1A, Class A2 (B)	5.610	08-16-55	20,644,260	21,075,463
LAD Auto Receivables Trust
Series 2025-3A, Class A3 (B)	4.030	01-15-31	9,499,000	9,538,488
Lyra Music Assets LP
Series 2025-1A, Class A2 (B)	5.604	09-20-65	13,311,000	13,480,776
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	18,172,000	18,429,695
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	10,221,952	8,830,654
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	44,731,838	42,702,346
Series 2022-1A, Class A2 (B)	3.695	01-30-52	17,887,100	16,867,113
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	41,424,000	35,098,087
Series 2021-1, Class B1 (B)	2.410	10-20-61	17,595,000	11,872,907
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	17,567,000	17,600,481
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	2,197,059	2,165,388
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	18,370,639	17,644,775
Series 2025-SFR2, Class A (B)	3.305	04-17-42	12,458,159	11,897,951
Series 2025-SFR5, Class A (B)	3.850	10-17-42	15,751,000	15,307,131
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	219,522	219,018
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	17,032,000	17,012,762
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(B)	5.385	01-15-38	13,500,000	13,517,942
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(B)	5.205	04-15-38	14,005,000	13,960,912
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	15,808,000	15,948,598
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	10,668,968	11,045,181
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	17,714,000	17,748,422
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	36

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	7,116,070	$6,518,388
Series 2024-A, Class A1A (B)	5.240	03-15-56	22,568,873	23,070,055
Series 2024-E, Class A1A (B)	5.090	10-16-56	15,934,702	16,232,948
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	26,242,908	25,903,763
Series 2021-1A, Class A2I (B)	2.190	08-20-51	22,078,083	20,562,924
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	11,803,770	11,938,065
Series 2024-1A, Class A2II (B)	6.268	07-30-54	10,687,050	10,924,913
Series 2024-3A, Class A23 (B)	5.914	07-30-54	26,427,060	26,340,046
Summit Issuer LLC
Series 2025-1A, Class A2 (B)	5.208	11-20-55	18,465,000	18,638,870
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	4,610,500	4,549,825
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	6,169,000	6,183,664
Series 2025-1A, Class A2 (B)	5.036	03-25-55	25,018,000	24,758,080
Series 2025-2A, Class A21 (B)	5.121	10-25-55	12,213,000	12,228,236
Taco Bell Funding LLC
Series 2025-1A, Class A2I (B)	4.821	08-25-55	17,355,000	17,382,905
Series 2025-1A, Class A2II (B)	5.049	08-25-55	16,573,000	16,612,179
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	16,803,863	15,406,811
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	28,269,926	26,647,518
Series 2021-1A, Class A (B)	1.860	03-20-46	17,156,387	15,948,128
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	10,772,000	11,051,801
Series 2025-2A, Class A2 (B)	5.177	01-20-56	10,664,000	10,753,791
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	17,311,000	16,443,516
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	16,296,000	16,320,687
Volkswagen Auto Loan Trust
Series 2025-2, Class A3	3.920	03-20-30	10,693,000	10,713,494
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	27,615,264	25,752,225
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A, Class A1 (B)	4.080	09-18-40	16,460,000	16,443,644
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	5,935,153	5,735,611
Willis Engine Structured Trust VIII
Series 2025-A, Class A (B)	5.582	06-15-50	9,081,713	9,236,492
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	11,985,000	12,351,042
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,321,980	19,139,907
37	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	18,696,000	$19,018,321

	Shares	Value
Common stocks 0.0%		$1,879,575
(Cost $17,499,516)
Energy 0.0%		1,879,575
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (H)	75,183	1,879,575
Preferred securities 0.1%		$9,757,288
(Cost $11,705,000)
Communication services 0.1%		9,757,288
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	9,757,288

	Yield (%)	Shares	Value
Short-term investments 1.0%			$277,247,104
(Cost $277,234,888)
Short-term funds 1.0%			277,247,104
John Hancock Collateral Trust (I)	3.9009(J)	27,716,119	277,247,104

Total investments (Cost $27,417,699,192) 100.2%	$27,195,961,491
Other assets and liabilities, net (0.2%)	(42,502,250)
Total net assets 100.0%	$27,153,459,241

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,096,264,475 or 22.5% of the fund’s net assets as of 11-30-25.
(C)	All or a portion of this security is on loan as of 11-30-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	38

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $115,726,671.
(J)	The rate shown is the annualized seven-day yield as of 11-30-25.
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $27,463,765,555. Net unrealized depreciation aggregated to $267,804,064, of which $462,157,352 related to gross unrealized appreciation and $729,961,416 related to gross unrealized depreciation.
39	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $27,140,464,304) including $113,312,468 of securities loaned	$26,918,714,387
Affiliated investments, at value (Cost $277,234,888)	277,247,104
Total investments, at value (Cost $27,417,699,192)	27,195,961,491
Cash	17,667,598
Interest receivable	213,411,698
Receivable for fund shares sold	24,445,793
Receivable for securities lending income	95,935
Other assets	1,427,245
Total assets	27,453,009,760
Liabilities
Distributions payable	2,204,270
Payable for investments purchased	127,682,890
Payable for delayed-delivery securities purchased	28,601,367
Payable for fund shares repurchased	21,382,717
Payable upon return of securities loaned	115,696,549
Payable to affiliates
Accounting and legal services fees	890,957
Transfer agent fees	854,741
Distribution and service fees	71,901
Trustees’ fees	37,659
Other liabilities and accrued expenses	2,127,468
Total liabilities	299,550,519
Net assets	$27,153,459,241
Net assets consist of
Paid-in capital	$30,484,048,130
Total distributable earnings (loss)	(3,330,588,889)
Net assets	$27,153,459,241
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	40

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,897,724,218 ÷ 137,619,975 shares)[1]	$13.79
Class C ($70,936,503 ÷ 5,144,216 shares)[1]	$13.79
Class I ($6,942,910,080 ÷ 503,431,713 shares)	$13.79
Class R2 ($53,093,480 ÷ 3,845,232 shares)	$13.81
Class R4 ($25,257,761 ÷ 1,828,683 shares)	$13.81
Class R6 ($13,930,689,374 ÷ 1,008,308,065 shares)	$13.82
Class NAV ($4,232,847,825 ÷ 306,516,076 shares)	$13.81
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$14.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
41	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$656,462,645
Dividends from affiliated investments	4,082,394
Dividends	1,659,129
Securities lending	416,319
Less foreign taxes withheld	(480)
Total investment income	662,620,007
Expenses
Investment management fees	41,505,065
Distribution and service fees	3,382,828
Accounting and legal services fees	2,594,808
Transfer agent fees	5,138,141
Trustees’ fees	312,491
Custodian fees	1,434,148
State registration fees	211,391
Printing and postage	609,740
Professional fees	620,113
Other	444,154
Total expenses	56,252,879
Less expense reductions	(1,246,427)
Net expenses	55,006,452
Net investment income	607,613,555
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(123,978,784)
Affiliated investments	83,920
Futures contracts	964,401
(122,930,463)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	940,239,762
Affiliated investments	(40,924)
Futures contracts	131,065
940,329,903
Net realized and unrealized gain	817,399,440
Increase in net assets from operations	$1,425,012,995
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	42

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$607,613,555	$1,150,864,083
Net realized loss	(122,930,463)	(228,809,324)
Change in net unrealized appreciation (depreciation)	940,329,903	444,914,947
Increase in net assets resulting from operations	1,425,012,995	1,366,969,706
Distributions to shareholders
From earnings
Class A	(38,825,707)	(79,489,259)
Class C	(1,235,846)	(2,852,051)
Class I	(149,739,030)	(295,747,899)
Class R2	(1,081,202)	(2,335,945)
Class R4	(527,740)	(967,500)
Class R6	(308,885,688)	(597,012,726)
Class NAV	(94,763,646)	(189,701,820)
Total distributions	(595,058,859)	(1,168,107,200)
From fund share transactions	194,488,855	1,542,976,371
Total increase	1,024,442,991	1,741,838,877
Net assets
Beginning of period	26,129,016,250	24,387,177,373
End of period	$27,153,459,241	$26,129,016,250
43	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.37	$13.23	$13.46	$14.34	$16.32	$16.37
Net investment income[2]	0.29	0.55	0.51	0.46	0.41	0.44
Net realized and unrealized gain (loss) on investments	0.41	0.15	(0.20)	(0.85)	(1.82)	0.19
Total from investment operations	0.70	0.70	0.31	(0.39)	(1.41)	0.63
Less distributions
From net investment income	(0.28)	(0.56)	(0.54)	(0.49)	(0.48)	(0.50)
From net realized gain	—	—	—	—	(0.09)	(0.18)
Total distributions	(0.28)	(0.56)	(0.54)	(0.49)	(0.57)	(0.68)
Net asset value, end of period	$13.79	$13.37	$13.23	$13.46	$14.34	$16.32
Total return (%)[3,4]	5.27[5]	5.32	2.35	(2.66)	(8.89)	3.83
Ratios and supplemental data
Net assets, end of period (in millions)	$1,898	$1,889	$1,865	$1,756	$1,903	$2,139
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[6]	0.77	0.78	0.78	0.76	0.78
Expenses including reductions	0.76[6]	0.76	0.77	0.77	0.76	0.77
Net investment income	4.19[6]	4.08	3.88	3.35	2.56	2.65
Portfolio turnover (%)	56	100	133	108	110	98

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	44

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.37	$13.23	$13.46	$14.34	$16.32	$16.37
Net investment income[2]	0.24	0.46	0.42	0.36	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.41	0.14	(0.21)	(0.84)	(1.81)	0.19
Total from investment operations	0.65	0.60	0.21	(0.48)	(1.52)	0.51
Less distributions
From net investment income	(0.23)	(0.46)	(0.44)	(0.40)	(0.37)	(0.38)
From net realized gain	—	—	—	—	(0.09)	(0.18)
Total distributions	(0.23)	(0.46)	(0.44)	(0.40)	(0.46)	(0.56)
Net asset value, end of period	$13.79	$13.37	$13.23	$13.46	$14.34	$16.32
Total return (%)[3,4]	4.91[5]	4.59	1.63	(3.34)	(9.53)	3.10
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$74	$89	$115	$164	$239
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[6]	1.47	1.48	1.48	1.46	1.48
Expenses including reductions	1.46[6]	1.46	1.47	1.47	1.46	1.47
Net investment income	3.49[6]	3.37	3.17	2.63	1.85	1.94
Portfolio turnover (%)	56	100	133	108	110	98

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
45	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.37	$13.23	$13.46	$14.35	$16.33	$16.37
Net investment income[2]	0.31	0.59	0.55	0.50	0.45	0.49
Net realized and unrealized gain (loss) on investments	0.41	0.15	(0.21)	(0.86)	(1.81)	0.20
Total from investment operations	0.72	0.74	0.34	(0.36)	(1.36)	0.69
Less distributions
From net investment income	(0.30)	(0.60)	(0.57)	(0.53)	(0.53)	(0.55)
From net realized gain	—	—	—	—	(0.09)	(0.18)
Total distributions	(0.30)	(0.60)	(0.57)	(0.53)	(0.62)	(0.73)
Net asset value, end of period	$13.79	$13.37	$13.23	$13.46	$14.35	$16.33
Total return (%)[3]	5.43[4]	5.64	2.65	(2.44)	(8.61)	4.20
Ratios and supplemental data
Net assets, end of period (in millions)	$6,943	$6,687	$6,218	$5,678	$5,375	$6,244
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[5]	0.47	0.48	0.48	0.46	0.48
Expenses including reductions	0.46[5]	0.46	0.47	0.47	0.46	0.47
Net investment income	4.49[5]	4.38	4.17	3.65	2.86	2.95
Portfolio turnover (%)	56	100	133	108	110	98

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	46

CLASS R2 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.38	$13.25	$13.47	$14.36	$16.34	$16.39
Net investment income[2]	0.28	0.54	0.50	0.45	0.39	0.43
Net realized and unrealized gain (loss) on investments	0.42	0.14	(0.20)	(0.86)	(1.81)	0.18
Total from investment operations	0.70	0.68	0.30	(0.41)	(1.42)	0.61
Less distributions
From net investment income	(0.27)	(0.55)	(0.52)	(0.48)	(0.47)	(0.48)
From net realized gain	—	—	—	—	(0.09)	(0.18)
Total distributions	(0.27)	(0.55)	(0.52)	(0.48)	(0.56)	(0.66)
Net asset value, end of period	$13.81	$13.38	$13.25	$13.47	$14.36	$16.34
Total return (%)[3]	5.30[4]	5.15	2.34	(2.81)	(8.96)	3.73
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$55	$59	$61	$65	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.86	0.86	0.86	0.87
Expenses including reductions	0.85[5]	0.85	0.86	0.85	0.85	0.86
Net investment income	4.10[5]	3.99	3.79	3.27	2.44	2.56
Portfolio turnover (%)	56	100	133	108	110	98

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
47	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.39	$13.25	$13.47	$14.37	$16.35	$16.39
Net investment income[2]	0.30	0.57	0.54	0.47	0.44	0.47
Net realized and unrealized gain (loss) on investments	0.41	0.15	(0.20)	(0.85)	(1.82)	0.19
Total from investment operations	0.71	0.72	0.34	(0.38)	(1.38)	0.66
Less distributions
From net investment income	(0.29)	(0.58)	(0.56)	(0.52)	(0.51)	(0.52)
From net realized gain	—	—	—	—	(0.09)	(0.18)
Total distributions	(0.29)	(0.58)	(0.56)	(0.52)	(0.60)	(0.70)
Net asset value, end of period	$13.81	$13.39	$13.25	$13.47	$14.37	$16.35
Total return (%)[3]	5.35[4]	5.49	2.59	(2.64)	(8.72)	4.05
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$25	$20	$40	$81	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.71	0.71	0.72	0.71	0.72
Expenses including reductions	0.60[5]	0.60	0.61	0.61	0.60	0.61
Net investment income	4.35[5]	4.25	4.03	3.45	2.76	2.81
Portfolio turnover (%)	56	100	133	108	110	98

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	48

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.39	$13.26	$13.48	$14.37	$16.35	$16.40
Net investment income[2]	0.31	0.61	0.57	0.51	0.47	0.51
Net realized and unrealized gain (loss) on investments	0.43	0.14	(0.20)	(0.85)	(1.81)	0.19
Total from investment operations	0.74	0.75	0.37	(0.34)	(1.34)	0.70
Less distributions
From net investment income	(0.31)	(0.62)	(0.59)	(0.55)	(0.55)	(0.57)
From net realized gain	—	—	—	—	(0.09)	(0.18)
Total distributions	(0.31)	(0.62)	(0.59)	(0.55)	(0.64)	(0.75)
Net asset value, end of period	$13.82	$13.39	$13.26	$13.48	$14.37	$16.35
Total return (%)[3]	5.56[4]	5.67	2.85	(2.32)	(8.50)	4.25
Ratios and supplemental data
Net assets, end of period (in millions)	$13,931	$13,363	$12,063	$10,573	$10,523	$10,341
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36[5]	0.36	0.37	0.37	0.36	0.37
Expenses including reductions	0.35[5]	0.35	0.36	0.36	0.35	0.36
Net investment income	4.59[5]	4.49	4.29	3.76	2.97	3.05
Portfolio turnover (%)	56	100	133	108	110	98

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
49	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$13.39	$13.25	$13.47	$14.37	$16.35	$16.39
Net investment income[2]	0.31	0.61	0.57	0.51	0.47	0.51
Net realized and unrealized gain (loss) on investments	0.42	0.15	(0.20)	(0.86)	(1.81)	0.20
Total from investment operations	0.73	0.76	0.37	(0.35)	(1.34)	0.71
Less distributions
From net investment income	(0.31)	(0.62)	(0.59)	(0.55)	(0.55)	(0.57)
From net realized gain	—	—	—	—	(0.09)	(0.18)
Total distributions	(0.31)	(0.62)	(0.59)	(0.55)	(0.64)	(0.75)
Net asset value, end of period	$13.81	$13.39	$13.25	$13.47	$14.37	$16.35
Total return (%)[3]	5.48[4]	5.76	2.85	(2.38)	(8.49)	4.32
Ratios and supplemental data
Net assets, end of period (in millions)	$4,233	$4,037	$4,072	$3,458	$3,759	$4,458
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36[5]	0.36	0.36	0.36	0.35	0.36
Expenses including reductions	0.35[5]	0.35	0.35	0.35	0.34	0.35
Net investment income	4.60[5]	4.50	4.30	3.77	2.98	3.07
Portfolio turnover (%)	56	100	133	108	110	98

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	50

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
51	JOHN HANCOCK Bond Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$13,999,289,268	—	$13,999,289,268	—
Corporate bonds	9,973,970,405	—	9,973,970,405	—
Municipal bonds	11,882,601	—	11,882,601	—
Term loans	79,105,393	—	79,105,393	—
Collateralized mortgage obligations	1,285,741,737	—	1,285,741,737	—
Asset-backed securities	1,557,088,120	—	1,557,088,120	—
Common stocks	1,879,575	—	1,879,575	—
Preferred securities	9,757,288	$9,757,288	—	—
Short-term investments	277,247,104	277,247,104	—	—
Total investments in securities	$27,195,961,491	$287,004,392	$26,908,957,099	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
| JOHN HANCOCK Bond Fund	52

Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for
53	JOHN HANCOCK Bond Fund |

lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2025, the fund loaned securities valued at $113,312,468 and received $115,696,549 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $81,417.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $1,534,806,158 and a long-term capital loss carryforward of $1,431,227,930 available to offset future net realized capital gains. These carryforwards do not expire.
| JOHN HANCOCK Bond Fund	54

As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market
55	JOHN HANCOCK Bond Fund |

daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2025, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $152.3 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2025.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$964,401
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$131,065
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Bond Fund	56

fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$87,238
Class C	3,348
Class I	313,615
Class R2	2,486
Class	Expense reduction
Class R4	$1,144
Class R6	632,432
Class NAV	193,750
Total	$1,234,013

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $12,414 for Class R4 shares for the six months ended November 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $388,305 for the six months ended November 30, 2025. Of this amount, $55,050 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $333,255 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
57	JOHN HANCOCK Bond Fund |

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $15,666 and $4,322 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,842,315	$1,023,635
Class C	363,865	39,303
Class I	—	3,681,469
Class R2	133,345	1,541
Class R4	43,303	708
Class R6	—	391,485
Total	$3,382,828	$5,138,141
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,376,156	$155,144,856	29,406,260	$397,672,325
Distributions reinvested	2,782,058	37,974,937	5,748,769	77,686,678
Repurchased	(17,845,096)	(243,038,212)	(34,762,976)	(468,815,294)
Net increase (decrease)	(3,686,882)	$(49,918,419)	392,053	$6,543,709
| JOHN HANCOCK Bond Fund	58

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class C shares
Sold	342,247	$4,674,628	988,298	$13,428,606
Distributions reinvested	87,194	1,190,101	201,894	2,728,411
Repurchased	(831,378)	(11,328,080)	(2,404,877)	(32,413,322)
Net decrease	(401,937)	$(5,463,351)	(1,214,685)	$(16,256,305)
Class I shares
Sold	80,440,738	$1,097,968,835	193,850,962	$2,619,987,231
Distributions reinvested	10,334,755	141,081,666	20,689,871	279,596,954
Repurchased	(87,550,963)	(1,193,666,781)	(184,163,521)	(2,481,165,274)
Net increase	3,224,530	$45,383,720	30,377,312	$418,418,911
Class R2 shares
Sold	333,606	$4,552,076	1,200,823	$16,231,418
Distributions reinvested	52,125	712,523	116,091	1,570,570
Repurchased	(653,746)	(8,904,665)	(1,645,013)	(22,158,584)
Net decrease	(268,015)	$(3,640,066)	(328,099)	$(4,356,596)
Class R4 shares
Sold	161,336	$2,199,258	635,270	$8,545,489
Distributions reinvested	38,576	527,387	71,376	965,983
Repurchased	(209,537)	(2,854,905)	(414,357)	(5,576,500)
Net increase (decrease)	(9,625)	$(128,260)	292,289	$3,934,972
Class R6 shares
Sold	85,572,587	$1,167,235,638	251,623,933	$3,422,717,140
Distributions reinvested	22,340,817	305,647,654	43,903,693	594,334,027
Repurchased	(97,404,771)	(1,329,915,152)	(207,618,429)	(2,804,843,765)
Net increase	10,508,633	$142,968,140	87,909,197	$1,212,207,402
Class NAV shares
Sold	13,329,036	$180,597,047	31,638,504	$429,045,969
Distributions reinvested	6,931,650	94,763,646	14,017,248	189,701,820
Repurchased	(15,326,189)	(210,073,602)	(51,344,035)	(696,263,511)
Net increase (decrease)	4,934,497	$65,287,091	(5,688,283)	$(77,515,722)
Total net increase	14,301,201	$194,488,855	111,739,784	$1,542,976,371
Affiliates of the fund owned 100% of shares of Class NAV on November 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
59	JOHN HANCOCK Bond Fund |

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $4,797,489,124 and $3,609,002,446, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. Treasury obligations aggregated $10,364,100,204 and $11,340,595,700, respectively, for the six months ended November 30, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2025, funds within the John Hancock group of funds complex held 15.6% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	27,716,119	$158,161,006	$2,948,210,788	$(2,829,167,686)	$83,920	$(40,924)	$4,498,713	—	$277,247,104

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Bond Fund	60

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,589,065,811	31,174,498
Christine L. Hurtsellers	1,591,780,446	28,459,863
Kenneth J. Phelan	1,586,274,427	33,965,882
Thomas R. Wright	1,589,975,063	30,265,246

Non-Independent Trustee
Kristie M. Feinberg	1,591,903,446	28,146,505
61	JOHN HANCOCK BOND FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK BOND FUND	62

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
63	JOHN HANCOCK BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged
| JOHN HANCOCK BOND FUND	64

by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
65	JOHN HANCOCK BOND FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK BOND FUND	66

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
67	JOHN HANCOCK BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5025997	21SA 11/25
1/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	January 14, 2026